Investments in associates	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investments in associates
16.	Investments in associates

(a)	Investments in associates as of December 31, 2022 and 2023 are as follows:

Investees	Country	Reporting date	Ownership (%)
			2022	2023
BNP Paribas Cardif Life Insurance (*1),(*7)	Korea	September 30	14.99	14.99
Partners 4th Growth Investment Fund (*4)	Korea	—	25.00	25.00
KTB Newlake Global Healthcare PEF (*5)	Korea	—	20.57	7.36
Shinhan-Neoplux Energy Newbiz Fund	Korea	December 31	31.66	31.66
Shinhan-Albatross tech investment Fund (*1)	Korea	November 30	50.00	50.00
KCGI-SingA330-A Private Special Asset Investment Trust	Korea	December 31	23.89	23.89
VOGO Debt Strategy Qualified IV Private	Korea	December 31	20.00	20.00
Shinhan-Midas Donga Secondary Fund	Korea	December 31	50.00	50.00
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Korea	December 31	24.00	24.00
Shinhan Praxis K-Growth Global Private Equity Fund (*7)	Korea	December 31	14.15	14.15
Kiwoom Milestone Professional Private Real Estate Trust 19	Korea	December 31	50.00	50.00
Shinhan Global Healthcare Fund 1 (*7)	Korea	December 31	4.41	4.41
KB NA Hickory Private Special Asset Fund	Korea	December 31	37.50	37.50
Koramco Europe Core Private Placement Real Estate Fund No.2-2	Korea	December 31	44.02	44.02
Hermes Private Investment Equity Fund (*4)	Korea	—	29.17	29.17
KDBC-Midas Dong-A Global contents Fund	Korea	December 31	23.26	23.26
Shinhan-Nvestor Liquidity Solution Fund	Korea	December 31	24.92	24.92
Shinhan AIM FoF Fund 1-A	Korea	December 31	25.00	25.00
IGIS Global Credit Fund 150-1	Korea	December 31	25.00	25.00
Partner One Value up I Private Equity Fund (*4)	Korea	—	27.91	27.91
Genesis No.1 Private Equity Fund (*5)	Korea	—	22.80	—
Korea Omega Project Fund III	Korea	December 31	23.53	23.53
Genesis North America Power Company No.1 PEF	Korea	December 31	39.11	43.84
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Korea	December 31	23.33	23.33
KOREA FINANCE SECURITY CO., LTD (*1),(*7)	Korea	September 30	14.91	14.91
MIEL CO.,LTD. (*2)	Korea	December 31	28.77	28.77
AIP Transportation Specialized Privately Placed Fund Trust #1	Korea	December 31	35.73	35.73
Kiwoom-Shinhan Innovation Fund I	Korea	December 31	50.00	50.00
Midas Asset Global CRE Debt Private Fund No.6	Korea	December 31	41.16	40.10
Samchully Midstream Private Placement Special Asset Fund 5-4	Korea	December 31	42.92	42.92
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3	Korea	December 31	20.00	20.00
NH-Amundi Global Infrastructure Trust 14	Korea	December 31	30.00	30.00

Investees	Country	Reporting date	Ownership (%)
			2022	2023
Jarvis Memorial Private Investment Trust 1 (*5)	Korea	—	99.01	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37 (*6)	Korea	December 31	60.00	60.00
Milestone Private Real Estate Fund 3	Korea	December 31	32.06	32.06
Nomura-Rifa Private Real Estate Investment Trust 31	Korea	December 31	31.31	31.31
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2	Korea	December 31	21.27	21.27
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business (*4)	Korea	—	28.25	28.25
FuturePlay-Shinhan Tech Innovation Fund 1	Korea	December 31	50.00	50.00
Stonebridge Corporate 1 st Fund	Korea	December 31	44.12	44.12
Vogo Realty Partners Private Real Estate Fund V	Korea	December 31	21.64	21.64
Korea Credit Bureau (*1),(*7)	Korea	September 30	9.00	9.00
Goduck Gangil1 PFV Co., Ltd. (*1),(*7)	Korea	September 30	1.04	1.04
SBC PFV Co., Ltd. (*1),(*8)	Korea	September 30	25.00	25.00
NH-amundi global infra private fund 16	Korea	December 31	50.00	50.00
IMM Global Private Equity Fund (*4)	Korea	—	33.00	33.00
SH BNCT Professional Investment Type Private Special Asset Investment Trust (*9)	Korea	December 31	72.50	72.50
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24 (*6)	Korea	December 31	52.28	52.28
Sparklabs-Shinhan Opportunity Fund 1	Korea	December 31	49.50	49.50
BNW Tech-Innovation Private Equity Fund (*4)	Korea	—	29.85	29.85
IGIS Real-estate Private Investment Trust No.33	Korea	December 31	40.86	40.86
WWG Global Real Estate Investment Trust no.4 (*5)	Korea	—	29.55	—
Goduck Gangil10 PFV Co., Ltd. (*1),(*7)	Korea	September 30	19.90	19.90
Fidelis Global Private Real Estate Trust No.2 (*6)	Korea	December 31	79.70	79.63
AIP EURO PRIVATE REAL ESTATE TRUST No. 12	Korea	December 31	28.70	28.70
Shinhan Healthcare Fund 2 (*7)	Korea	December 31	13.68	13.68
Shinhan AIM Real Estate Fund No.2	Korea	December 31	30.00	30.00
Shinhan AIM Real Estate Fund No.1	Korea	December 31	21.01	21.01
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	22.02	22.02
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	29.19	29.19
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2 (*6)	Korea	December 31	71.43	71.43

Investees	Country	Reporting date	Ownership (%)
			2022	2023
Korea Omega-Shinhan Project Fund I	Korea	December 31	50.00	50.00
Samsung SRA Real Estate Professional Private 45	Korea	December 31	25.00	25.00
IBK Global New Renewable Energy Special Asset Professional Private2	Korea	December 31	28.98	28.98
VS Cornerstone Fund	Korea	December 31	41.18	41.18
Aone Mezzanine Opportunity Professional Private (*5)	Korea	—	64.41	—
NH-Amundi US Infrastructure Private Fund2	Korea	December 31	25.91	25.91
SH Japan Photovoltaic Private Special Asset Investment Trust No.2	Korea	December 31	30.00	30.00
Kakao-Shinhan 1 st TNYT Fund	Korea	December 31	48.62	48.62
Pacific Private Placement Real Estate Fund No.40	Korea	December 31	24.73	24.73
Mastern Private Real Estate Loan Fund No.2	Korea	December 31	33.57	33.57
LB Scotland Amazon Fulfillment Center Fund 29 (*6)	Korea	December 31	70.14	70.14
JR AMC Hungary Budapest Office Fund 16	Korea	December 31	32.57	32.57
EDNCENTRAL Co., Ltd. (*7)	Korea	December 31	13.47	13.47
Future-Creation Neoplux Venture Capital Fund (*3)	Korea	December 31	16.25	16.25
Gyeonggi-Neoplux Superman Fund	Korea	December 31	21.76	21.76
NewWave 6th Fund	Korea	December 31	30.00	30.00
Neoplux No.3 Private Equity Fund (*3)	Korea	December 31	10.00	10.00
PCC Amberstone Private Equity Fund I	Korea	December 31	21.67	21.67
KIAMCO POWERLOAN TRUST 4th	Korea	December 31	47.37	47.37
Mastern Opportunity Seeking Real Estate Fund II	Korea	December 31	20.00	22.22
AION ELFIS PROFESSIONAL PRIVATE 1 (*5)	Korea	—	20.00	—
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business (*5)	Korea	—	29.68	—
Neoplux Market-Frontier Secondary Fund (*3)	Korea	December 31	19.74	19.74
Harvest Private Equity Fund II	Korea	December 31	22.06	22.06
Synergy Green New Deal 1st New Technology Business Investment Fund	Korea	December 31	28.17	28.17
KIAMCO Vietnam Solar Special Asset Private Investment Trust	Korea	December 31	50.00	50.00
SHINHAN-NEO Core Industrial Technology Fund	Korea	December 31	49.75	49.75
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2	Korea	December 31	30.00	30.00
SIMONE Mezzanine Fund No.3	Korea	December 31	28.97	28.78
Eum Private Equity Fund No.7	Korea	December 31	21.00	21.00
Kiwoom Hero No.4 Private Equity Fund	Korea	December 31	21.05	21.05
Vogo Canister Professional Trust Private Fund I	Korea	December 31	36.27	36.74
SW-S Fund (*5)	Korea	—	30.30	—
CL Buyout 1st PEF (*5)	Korea	—	21.43	—

Investees	Country	Reporting date	Ownership (%)
			2022	2023
Timefolio The Venture-V second	Korea	December 31	20.73	20.73
Newlake Growth Capital Partners2 PEF (*4)	Korea	—	29.91	29.91
Shinhan Smilegate Global PEF I (*7)	Korea	December 31	14.21	14.21
Genesis Eco No.1 PEF	Korea	December 31	29.00	29.00
SHINHAN-NEO Market-Frontier 2 nd Fund	Korea	December 31	42.70	42.70
NH-Synergy Core Industrial New Technology Fund	Korea	December 31	36.93	36.93
J& Moorim Jade Investment Fund	Korea	December 31	24.89	24.89
Helios-KDBC Digital Contents 1st	Korea	December 31	23.26	23.26
Ulmus SHC innovation investment fund	Korea	December 31	24.04	24.04
Mirae Asset Partners X Private Equity Fund (*4)	Korea	—	35.71	35.71
T Core Industrial Technology 1st Venture PEF	Korea	December 31	31.47	31.47
Curious Finale Corporate Recovery Private Equity Fund (*5)	Korea	—	27.78	—
Fine Value POST IPO No.5 Private Equity Fund	Korea	December 31	40.00	40.00
TI First Property Private Investment Trust 1	Korea	December 31	40.00	40.00
MPLUS Professional Private Real Estate Fund 25	Korea	December 31	41.67	41.67
IBKC Global Contents Investment Fund	Korea	December 31	24.39	24.39
Premier Luminous Private Equity Fund (*5)	Korea	—	25.12	—
Hanyang-Meritz 1 Fund	Korea	December 31	22.58	22.58
Kiwoom-Shinhan Innovation Fund 2	Korea	December 31	42.86	42.86
ETRI Holdings-Shinhan 1 st Unicorn Fund	Korea	December 31	50.00	50.00
Maple Mobility Fund (*4)	Korea	—	20.18	20.18
SJ ESG Innovative Growth Fund	Korea	December 31	28.57	28.57
AVES 1 st Corporate Recovery Private Equity Fund (*6)	Korea	December 31	76.19	76.19
JS Shinhan Private Equity Fund (*3)	Korea	December 31	3.85	3.85
NH Kyobo AI Solution Investment Fund (*5)	Korea	—	26.09	—
Daishin Newgen New Technology Investment Fund 1st (*6)	Korea	December 31	50.60	50.60
META ESG Private Equity Fund I	Korea	December 31	27.40	27.40
SWFV FUND-1 (*5)	Korea	—	40.25	—
PHAROS DK FUND	Korea	December 31	24.14	24.24
Shinhan VC tomorrow venture fund 1	Korea	December 31	39.62	39.62
Highland 2021-8 Fund (*5)	Korea	—	32.67	—
H-IOTA Fund	Korea	December 31	24.81	24.81
Stonebridge-Shinhan Unicorn Secondary Fund	Korea	December 31	17.57	26.01
Tres-Yujin Trust	Korea	December 31	50.00	50.00
Shinhan-Time mezzanine blind Fund	Korea	December 31	50.00	50.00
Capstone REITs No.26	Korea	December 31	50.00	50.00
JB Incheon-Bucheon REITS No.54	Korea	December 31	39.31	39.31
Hankook Smart Real Asset Investment Trust No.3	Korea	December 31	33.33	33.33
JB Hwaseong-Hadong REITs No.53	Korea	December 31	31.03	31.03
KB Oaktree Trust No.3	Korea	December 31	33.33	33.33

Investees	Country	Reporting date	Ownership (%)
			2022	2023
Daehan No.36 Office Asset Management Company	Korea	December 31	48.05	48.05
Rhinos Premier Mezzanine Private Investment Fund No.1	Korea	December 31	27.93	27.93
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2	Korea	December 31	29.73	29.73
Shinhan JigaeNamsan Road Private Special Asset Investment Trust	Korea	December 31	24.85	24.85
SKS-Yozma Fund No.1	Korea	December 31	29.85	29.85
IBKC-METIS Global Contents Investment Fund (*5)	Korea	—	36.36	—
Keistone Unicorn Private Equity Fund (*4)	Korea	—	28.00	28.00
KB Distribution Private Real Estate 3-1	Korea	December 31	37.50	37.50
Pacific Private Investment Trust No.49-1 (*6)	Korea	December 31	79.28	79.28
KIWOOM Real estate private placement fund for normal investors No. 31 (*6)	Korea	December 31	60.00	60.00
RIFA Real estate private placement fund for normal investoes No. 51	Korea	December 31	40.00	40.00
Fivetree general private equity fund No.15	Korea	December 31	49.98	49.98
Shinhan-Kunicorn first Fund	Korea	December 31	38.31	38.31
Harvest Fund No.3 (*4)	Korea	—	44.67	44.67
Shinhan-Quantum Startup Fund	Korea	December 31	49.18	49.18
Shinhan Simone Fund I	Korea	December 31	38.46	38.46
Korea Investment develop seed Trust No.1	Korea	December 31	40.00	40.00
Tiger Green alpha Trust No.29 (*6)	Korea	December 31	95.24	95.24
STIC ALT Global II Private Equity Fund	Korea	December 31	21.74	21.74
NH-Brain EV Fund	Korea	December 31	25.00	25.00
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1),(*7)	Korea	September 30	15.00	15.00
Leverent-Frontier 4th Venture PEF	Korea	December 31	23.89	23.89
Find-Green New Deal 2nd Equity Fund	Korea	December 31	22.57	22.57
ShinhanFitrin 1 st Technology Business Investment Association (*3)	Korea	December 31	16.17	16.17
PARATUS No.3 Private Equity Fund (*4)	Korea	—	25.64	25.64
Golden Route 2nd Startup Venture Specialized Private Equity Fund (*4)	Korea	—	22.73	22.73
Koramco Private Real Estate Fund 143	Korea	December 31	30.30	30.30
Korea Investment Top Mezzanine Private Real Esate Trust No.1	Korea	December 31	22.22	22.22
LB YoungNam Logistics Private Trust No.40	Korea	December 31	25.00	25.00
Shinhan-Cognitive Start-up Fund L.P.	Korea	December 31	32.74	32.77
IGEN2022 No.1 private Equity Fund (*4)	Korea	—	27.95	27.95
Cornerstone J&M Fund I	Korea	December 31	26.67	26.67
Logisvalley Shinhan REIT Co., Ltd. (*1)	Korea	September 30	20.27	20.27

Investees	Country	Reporting date	Ownership (%)
			2022	2023
DA Value-Honest New Technology Investment Fund 1	Korea	December 31	23.66	23.66
KDB Investment Global Healthcare Private Equity Fund I (*4)	Korea	—	24.14	24.14
Shinhan-Ji and Tec Smart Innovation Fund	Korea	December 31	50.00	50.00
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1 st	Korea	December 31	50.00	50.00
Korea Investment Green Newdeal Infra Trust No.1	Korea	December 31	27.97	27.97
BTS 2nd Private Equity Fund (*1)	Korea	November 30	26.00	26.00
Shinhan Global Active REIT Co.Ltd	Korea	December 31	20.37	20.37
NH-J&-IBKC Label Technology Fund	Korea	December 31	27.81	27.81
Hanyang Time Mezzanine Fund	Korea	December 31	28.57	28.57
IMM Global Venture Opportunity, LP(*5)	Korea	—	35.50	—
Shinhan-isquare Venture PEF 1	Korea	December 31	40.00	40.00
Capstone Develop Frontier Trust	Korea	December 31	21.43	21.43
Nextrade Co., Ltd. (*7)	Korea	December 31	8.00	8.00
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1 (*10)	Korea	—	26.90	62.84
SH 1.5years Maturity Investment Type Security Investment Trust No.2	Korea	December 31	29.00	29.10
Eventus-IBKC LIB Fund	Korea	December 31	21.88	21.88
NH-Daishin-Kyobo healthcare 1 Fund (*4)	Korea	—	25.00	25.00
IBKC-Behigh Fund 1 st	Korea	December 31	29.73	29.73
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund (*4)	Korea	—	24.10	24.10
ON No.1 Private Equity Fund	Korea	December 31	28.57	28.57
Digital New Deal Kappa Private Equity Fund	Korea	December 31	30.12	24.75
IBKCJS New Technology Fund No.1	Korea	December 31	—	29.41
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1	Korea	December 31	—	20.83
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18	Korea	December 31	—	28.57
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38 (*6)	Korea	December 31	—	75.00
TogetherKorea Private Investment Trust No. 6 (*6)	Korea	December 31	—	99.98
TogetherKorea Private Investment Trust No. 7 (*6)	Korea	December 31	—	99.98
Kiwoom Core Industrial Technology Investment Fund No.3	Korea	December 31	—	34.75
Penture K-Content Investment Fund	Korea	December 31	—	21.96
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	Korea	December 31	—	30.00

Investees	Country	Reporting date	Ownership (%)
			2022	2023
Hana Alternative Investment Kosmes PCBO General PEF No. 1	Korea	December 31	—	37.04
Shinhan-timefolio Bio Development Investment Fund	Korea	December 31	—	48.39
Shinhan M&A-ESG Fund	Korea	December 31	—	23.33
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –	Korea	December 31	—	28.43
KDBC meta-enter New Technology investment fund	Korea	December 31	—	27.89
Shinhan Time Secondary Blind New Technology Investment Trust	Korea	December 31	—	47.50
Shinhan DS Secondary Investment Fund	Korea	December 31	—	40.00
Shinhan-openwater pre-IPO Investment Trust 1	Korea	December 31	—	50.00
Shinhan-Eco Venture Fund 2nd	Korea	December 31	—	40.00
Heungkuk-Shinhan the 1 st Visionary Technology Investment Trust no. 1	Korea	December 31	—	40.00
Hantoo Shinhan Lake K-beauty Technology Investment Trust	Korea	December 31	—	22.96
Shinhan HB Wellness 1 st Investment Trust	Korea	December 31	—	48.54
Korea real Asset Fund No.3	Korea	December 31	—	28.57
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518	Korea	December 31	—	31.49
Samsung-dunamu Innovative IT Technology Investment Trust No. 1	Korea	December 31	—	22.99
Time Robotics New Technology Investment Trust	Korea	December 31	—	29.86
Ascent-welcome Tehcnology Investment Trust No.2	Korea	December 31	—	27.65
Igis General PE Real Estate Investment Trust 517-1 (*6)	Korea	December 31	—	96.30
Consus Osansegyo No.2	Korea	December 31	—	50.00
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)	Korea	December 31	—	32.69
Shinhan AIM Private Fund of Fund 9-B	Korea	December 31	—	25.00
Shinhan General Private Real Estate Investment Trust No.3	Korea	December 31	—	20.75
NH Absolute Project L General Private Investment Trust	Korea	December 31	—	26.03
Paros Kosdaq Venture General Private Investment Trust No. 5 (*6)	Korea	December 31	—	66.65
Happy Pet Life Care New Technology Investment Association No.2	Korea	December 31	—	30.00
Shinhan-Soo Secondary Investment Association (*6)	Korea	December 31	—	77.61

(*1)
The most recent financial statements available are used for the equity method since the financial statements as of December 31, 2023 are not available. Significant trades and events occurred within the period are properly reflected.

(*2)
In the course of the rehabilitation process, the shares were acquired through investment conversion. Although voting rights cannot be exercised during the rehabilitation process, normal voting rights are exercised because the rehabilitation process was completed before December 31, 2023. Also, it has been reclassified into the investments in associates.

(*3)	As a managing partner, the Group has a significant influence over the investees.
(*4)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*5)	Excluded from the investments in associates due to full or partial disposal of shares, or loss of significant influence.
(*6)
Although the ownership percentages are more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.

(*7)
Although the ownership percentages are less than 20%, the Group applies the equity method accounting since it participates in policy-making processes and therefore can exercise significant influence on investees.

(*8)	The rate of Group’s voting rights is 4.65%.
(*9)
Although the Group has a significant influence with ownership percentage more than 50%, the contribution was classified as investments in associates as the Group is not exposed to variable returns due to the payment guarantee for the entire investment amount.

(*10)	For the year ended December 31, 2023, it is incorporated into the consolidation target as the Group held control due to increased equity ratio.

(b)	Changes in investments in associates for the years ended December 31, 2022 and 2023 are as follows:

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	 ~~W~~ 	44,022	—	(1,774)	(12,079)	—	30,169
Songrim Partners		—	—	—	—	—	—
Partners 4th Growth Investment Fund		13,033	(1,714)	6,917	(4,694)	—	13,542
KTB Newlake Global Healthcare PEF		9,412	(5,832)	729	—	—	4,309
Shinhan-Neoplux Energy Newbiz Fund		16,032	(391)	5,196	—	—	20,837
Shinhan-Albatross tech investment Fund		10,389	(1,800)	3,792	(128)	—	12,253
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		—	676	34	—	3,522	4,232
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		—	1,471	—	—	255	1,726

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
VOGO Debt Strategy Qualified IV Private	~~W~~	7,179	(1,433)	339	—	—	6,085
Shinhan -Midas Dong-A Secondary Fund		3,951	(1,025)	1,505	—	—	4,431
ShinHan – Soo Young Entrepreneur Investment Fund No.1		4,226	—	188	—	—	4,414
Shinhan Praxis K-Growth Global Private Equity Fund		7,761	(8,512)	4,442	—	—	3,691
Kiwoom Milestone Professional Private Real Estate Trust 19		5,253	—	(150)	—	(1,142)	3,961
AIP EURO Green Private Real Estate Trust No.3		29,703	(29,008)	(695)	—	—	—
Shinhan Global Healthcare Fund 1 (*1)		—	—	—	—	—	—
KB NA Hickory Private Special Asset Fund		34,376	(1,545)	1,508	—	—	34,339
Koramco Europe Core Private Placement Real Estate Fund No.2-2		19,492	(464)	208	—	—	19,236
Shinhan EZ General Insurance Co., Ltd. (*2)		3,354	(3,181)	(182)	9	—	—
Hermes Private Investment Equity Fund		9,782	—	(4,220)	—	—	5,562
KDBC-Midas Dong-A Global contents Fund		2,955	—	1,322	—	—	4,277
Shinhan-Nvestor Liquidity Solution Fund		5,338	700	400	—	—	6,438
Shinhan AIM FoF Fund 1-A		9,156	51	903	—	—	10,110
IGIS Global Credit Fund 150-1		5,402	(1,267)	557	—	—	4,692
Partner One Value up I Private Equity Fund		7,891	—	(2,747)	—	—	5,144
Genesis No.1 Private Equity Fund		55,533	408	3,983	—	—	59,924
Korea Omega Project Fund III		4,290	—	(616)	—	—	3,674
Soo Delivery Platform Growth Fund		5,873	(6,093)	220	—	—	—
Genesis North America Power Company No.1 PEF		13,736	(12,629)	7,011	—	—	8,118
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		41,549	12,056	(10,361)	—	—	43,244
MIEL CO., LTD. (*1)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		34,688	5,527	4,606	—	—	44,821

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
E&Healthcare Investment Fund No.6	~~W~~	6,866	(3,190)	(3,079)	—	—	597
One Shinhan Global Fund 1		3,773	—	(1,183)	—	(642)	1,948
Kiwoom-Shinhan Innovation Fund I		11,731	(1,500)	(790)	—	—	9,441
Daishin-K&T New Technology Investment Fund		7,991	(7,430)	(561)	—	—	—
Midas Asset Global CRE Debt Private Fund No.6		48,305	5,873	2,851	—	—	57,029
Samchully Midstream Private Placement Special Asset Fund 5-4		27,471	5,033	(1,880)	—	—	30,624
S H Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		25,204	(912)	200	—	—	24,492
NH-Amundi Global Infrastructure Trust 14		18,301	1,714	960	—	—	20,975
Jarvis Memorial Private Investment Trust 1		10,109	(700)	377	—	—	9,786
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		33,153	(22)	226	—	—	33,357
Milestone Private Real Estate Fund 3		18,544	(201)	728	—	—	19,071
Nomura-Rifa Private Real Estate Investment Trust 31		7,902	(607)	69	—	—	7,364
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		10,236	(5,292)	(1,975)	—	—	2,969
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business		2,864	—	367	—	—	3,231
Cape IT Fund No.3		10,065	(10,580)	515	—	—	—
FuturePlay-Shinhan Tech Innovation Fund 1		7,149	—	(233)	—	—	6,916
Stonebridge Corporate 1st Fund		2,964	—	658	—	—	3,622
Vogo Realty Partners Private Real Estate Fund V		10,766	(638)	787	—	—	10,915
Korea Credit Bureau		7,695	—	(2,656)	—	—	5,039
Goduck Gangil1 PFV Co., Ltd.		—	—	60	—	—	60
SBC PFV Co., Ltd.		29,586	—	(1,118)	—	—	28,468
NH-amundi global infra private fund 16		52,008	(15,362)	19,565	—	—	56,211
IMM Global Private Equity Fund		118,615	19,045	9,724	—	—	147,384

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
HANA Alternative Eastate Professional Private122	~~W~~	29,489	(28,570)	(919)	—	—	—
SH Corporate Professional Investment Type Private Security Investment Trust No.7		49,899	(50,540)	641	—	—	—
SH BNCT Professional Investment Type Private Special Asset Investment Trust		282,199	(24,838)	5,691	—	—	263,052
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		28,312	(6,937)	1,308	—	—	22,683
Sparklabs-Shinhan Opportunity Fund 1		4,640	(826)	817	—	—	4,631
BNW Tech-Innovation Private Equity Fund		5,881	—	(48)	—	—	5,833
IGIS Real-estate Private Investment Trust No.33		13,884	(715)	1,383	—	—	14,552
WWG Global Real Estate Investment Trust no.4		10,644	(659)	346	—	—	10,331
Goduck Gangil10 PFV Co., Ltd.		—	—	3,236	—	—	3,236
Fidelis Global Private Real Estate Trust No.2		19,773	2,183	(11)	—	—	21,945
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		49,217	(5,640)	4,850	—	—	48,427
Shinhan Global Healthcare Fund 2 (*1)		—	—	—	—	—	—
Pebblestone CGV Private Real Estate Trust No.1		13,710	(13,971)	261	—	—	—
SH Corporate Professional Investment Type Private Security Investment Trust No.45		173,955	(173,955)	—	—	—	—
Shinhan AIM Real Estate Fund No.2		23,275	3,346	(1,378)	—	—	25,243
Shinhan AIM Real Estate Fund No.1		44,312	(2,176)	2,506	—	—	44,642
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		32,948	(915)	594	—	—	32,627
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		20,550	6	(1,260)	—	—	19,296

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2	~~W~~	18,855	5,114	629	—	—	24,598
Korea Omega-Shinhan Project Fund I		7,244	2,000	778	—	—	10,022
ST-Bonanja Food tech		3,359	(621)	(107)	—	—	2,631
Samsung SRA Real Estate Professional Private 45[FoFs]		12,880	5,279	3,491	—	—	21,650
IBK Global New Renewable Energy Special Asset Professional Private2		31,887	(2,516)	4,041	—	—	33,412
VS Cornerstone Fund		3,410	—	(75)	—	—	3,335
Aone Mezzanine Opportunity Professional Private		9,540	(5,084)	553	—	—	5,009
NH-Amundi US Infrastructure Private Fund2		27,024	2,446	2,471	—	—	31,941
KB Distribution Private Real Estate1		30,694	(30,694)	—	—	—	—
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		13,016	(7,291)	607	—	—	6,332
Kakao-Shinhan 1 st TNYT Fund		14,497	—	6,833	—	—	21,330
IMM Special Situation 1-2 PRIVATE EQUITY FUND		11,593	(8,690)	(300)	—	—	2,603
Pacific Private Placement Real Estate Fund No.40		11,598	(748)	772	—	—	11,622
Mastern Private Real Estate Loan Fund No.2		7,491	(1,359)	255	—	—	6,387
LB Scotland Amazon Fulfillment Center Fund 29		31,268	(2,189)	558	—	—	29,637
JR AMC Hungary Budapest Office Fund 16		12,140	(821)	1,138	—	—	12,457
EDNCENTRAL Co., Ltd. (*1)		—	—	—	—	—	—
Future-Creation Neoplux Venture Capital Fund		3,017	—	1,234	—	—	4,251
Gyeonggi-Neoplux Superman Fund		7,878	(1,195)	(1,216)	—	—	5,467
NewWave 6th Fund		14,455	—	(915)	—	—	13,540
KTC-NP Growth Champ 2011-2 Private Equity Fund		3,990	(2,490)	(293)	—	—	1,207
Neoplux No.3 Private Equity Fund		22,601	(2)	(2,145)	—	—	20,454
PCC Amberstone Private Equity Fund I		22,790	(2,509)	(1,496)	—	—	18,785

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
KIAMCO POWERLOAN TRUST 4th	~~W~~	45,301	(2,305)	528	—	—	43,524
Mastern Opportunity Seeking Real Estate Fund II		21,317	(6,457)	(150)	—	—	14,710
AION ELFIS PROFESSIONAL PRIVATE 1		4,422	232	(1,088)	—	—	3,566
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		4,360	(1,732)	3,081	—	—	5,709
Neoplux Market-Frontier Secondary Fund		11,313	(653)	3,300	—	—	13,960
Harvest Private Equity Fund II		3,481	(159)	(183)	—	—	3,139
Synergy Green New Deal 1st New Technology Business Investment Fund		9,684	(146)	1,094	—	—	10,632
KAIM Real-estate Private Investment Trust 20		5,048	(4,176)	315	—	—	1,187
KIAMCO Vietnam Solar Special Asset Private Investment Trust		7,527	(2,019)	1,219	—	—	6,727
Daishin New Technology Investment Fund 5th		4,439	(844)	(1,165)	—	—	2,430
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		3,247	(3,806)	559	—	—	—
Acurus Hyundai Investment Partners New Technology		4,714	(3,979)	(735)	—	—	—
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		63,944	(60,279)	—	(3,665)	—	—
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		63,944	(60,279)	—	(3,665)	—	—
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		14,778	(14,778)	—	—	—	—
SHINHAN-NEO Core Industrial Technology Fund		5,691	3,960	(242)	—	—	9,409
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		27,243	(2,559)	340	—	—	25,024
SIMONE Mezzanine Fund No.3		3,054	4	(41)	—	—	3,017
Eum Private Equity Fund No.7		7,873	(86)	1,383	—	—	9,170

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund	~~W~~	7,594	(4,870)	(2,724)	—	—	—
Kiwoom Hero No.4 Private Equity Fund		4,305	—	(788)	—	—	3,517
Vogo Canister Professional Trust Private Fund I		41,072	2,103	3,154	—	—	46,329
SW-S Fund		6,724	—	524	—	—	7,248
CL Buyout 1st PEF		13,791	273	(1,222)	—	—	12,842
Timefolio The Venture-V second		4,572	—	(476)	—	—	4,096
Newlake Growth Capital Partners2 PEF		12,921	(177)	(248)	—	—	12,496
Shinhan Smilegate Global PEF I		3,336	(1,828)	2,263	—	—	3,771
Fount Professional Investors Private Investment Trust No.3		5,197	(5,197)	—	—	—	—
Genesis Eco No.1 PEF		11,130	195	93	—	—	11,418
SHINHAN-NEO Market-Frontier 2nd Fund		24,606	8,540	1,274	—	—	34,420
NH-Synergy Core Industrial New Technology Fund		6,437	—	(60)	—	—	6,377
J& Moorim Jade Investment Fund		5,540	(385)	279	—	—	5,434
Helios-KDBC Digital Contents 1st		1,695	1,720	(59)	—	—	3,356
Ulmus SHC innovation investment fund		5,192	—	(306)	—	—	4,886
Mirae Asset Partners X Private Equity Fund		7,858	—	(66)	—	—	7,792
T Core Industrial Technology 1st Venture PEF		4,535	—	(6)	—	—	4,529
Curious Finale Corporate Recovery Private Equity Fund		3,690	(245)	146	—	—	3,591
TI First Property Private Investment Trust 1		3,055	(101)	173	—	—	3,127
MPLUS Professional Private Real Estate Fund 25		3,290	655	286	—	—	4,231
IBKC Global Contents Investment Fund		4,943	—	(391)	—	—	4,552
Nautic Smart No.6 Private Equity Fund		3,974	(3,752)	956	—	—	1,178
Premier Luminous Private Equity Fund		6,991	(2,314)	4,289	—	—	8,966
Hanyang-Meritz 1 Fund		3,483	—	(17)	—	—	3,466

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
KNT 2nd PRIVATE EQUITY FUND	~~W~~	4,157	(3,000)	(207)	—	—	950
Kiwoom-Shinhan Innovation Fund 2		2,677	9,000	(406)	—	—	11,271
Maple Mobility Fund		8,683	91	8,085	—	—	16,859
SJ ESG Innovative Growth Fund		2,998	—	1,199	—	—	4,197
AVES 1 st Corporate Recovery Private Equity Fund		4,736	—	321	—	—	5,057
JS Shinhan Private Equity Fund		5,037	—	(84)	—	—	4,953
NH Kyobo AI Solution Investment Fund		2,973	—	315	—	—	3,288
Daishin Newgen New Technology Investment Fund 1st		12,169	(2,277)	(4,188)	—	—	5,704
META ESG Private Equity Fund I		5,677	—	180	—	—	5,857
SWFV FUND-1		9,646	—	(518)	—	—	9,128
PHAROS DK FUND		3,949	—	(114)	—	—	3,835
Shinhan VC tomorrow venture fund 1		9,042	18,226	(342)	—	—	26,926
Highland 2021-8 Fund		4,899	—	(73)	—	—	4,826
H-IOTA Fund		9,728	(88)	(17)	—	—	9,623
Stonebridge-Shinhan Unicorn Secondary Fund		2,074	4,160	(152)	—	—	6,082
Tres-Yujin Trust		9,995	(546)	555	—	—	10,004
Shinhan-Time mezzanine blind Fund		14,942	—	(1,630)	—	—	13,312
Capstone REITs No.26		4,395	(300)	(243)	—	—	3,852
JB Incheon-Bucheon REITS No.54		4,999	—	(10)	—	—	4,989
Hankook Smart Real Asset Investment Trust No.3		4,342	2,195	456	—	—	6,993
JB Hwaseong-Hadong REITs No.53		4,999	—	(8)	—	—	4,991
KB Oaktree Trust No.3		3,159	5,376	70	—	—	8,605
Daehan No.36 Office Asset Management Company		21,500	(635)	1,193	—	—	22,058
Rhinos Premier Mezzanine Private Investment Fund No.1		3,005	—	(132)	—	—	2,873
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		19,903	35,762	1,669	—	—	57,334
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		40,105	(795)	1,261	—	—	40,571
SKS-Yozma Fund No.1		5,945	—	654	—	—	6,599
IBKC-METIS Global Contents Investment Fund		4,000	—	550	—	—	4,550

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Keistone Unicorn Private Equity Fund	~~W~~	6,300	—	(51)	—	—	6,249
KB Distribution Private Real Estate 3-1		—	24,000	2,651	—	—	26,651
Pacific Private Investment Trust No.49-1		—	28,000	641	—	—	28,641
KIWOOM Real estate private placement fund for normal investors No. 31		—	8,474	84	—	—	8,558
RIFA Real estate private placement fund for normal investoes No. 51		—	5,650	76	—	—	5,726
Fivetree general private equity fund No.15		—	11,995	286	—	—	12,281
Shinhan-Kunicorn first Fund		—	10,000	(169)	—	—	9,831
Harvest Fund No.3		—	13,000	2,854	—	—	15,854
Shinhan Simone Fund I		—	5,000	(204)	—	—	4,796
Korea Investment develop seed Trust No.1		—	9,562	680	—	—	10,242
Tiger Green alpha Trust No.29		—	26,180	626	—	—	26,806
STIC ALT Global II Private Equity Fund		—	10,000	(141)	—	—	9,859
NH-Brain EV Fund		—	13,000	(1,408)	—	—	11,592
DDI LVC Master Real Estate Investment Trust Co., Ltd.		—	6,625	(220)	—	—	6,405
Find-Green New Deal 2nd Equity Fund		—	4,549	(41)	—	—	4,508
ShinhanFitrin 1 st Technology Business Investment Association		—	4,850	(413)	—	—	4,437
PARATUS No.3 Private Equity Fund		—	5,000	(64)	—	—	4,936
Golden Route 2nd Startup Venture Specialized Private Equity Fund		—	3,000	3	—	—	3,003
Koramco Private Real Estate Fund 143		—	3,030	—	—	—	3,030
Korea Investment Top Mezzanine Private Real Estate Trust No.1		—	8,884	1,001	—	—	9,885
LB YoungNam Logistics Private Trust No.40		—	9,706	42	—	—	9,748
Shinhan-Cognitive Start-up Fund L.P.		—	9,200	753	—	—	9,953
IGEN2022 No.1 private Equity Fund		—	8,280	765	—	—	9,045
Cornerstone J&M Fund I		—	3,600	(39)	—	—	3,561
Logisvalley Shinhan REIT Co., Ltd.		—	3,880	(60)	(16)	—	3,804

	2022
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
KDB Investment Global Healthcare Private Equity Fund I	~~W~~	—	35,000	(532)	—	—	34,468
Korea Investment Green Newdeal Infra Trust No.1		—	5,734	(20)	—	—	5,714
BTS 2nd Private Equity Fund		—	3,934	(162)	—	—	3,772
Shinhan Global Active REIT Co.Ltd.		—	19,900	(678)	—	—	19,222
NH-J&-IBKC Label Technology Fund		—	9,976	(110)	—	—	9,866
IMM Global Venture Opportunity, LP		—	3,115	—	—	—	3,115
Capstone Develop Frontier Trust		—	6,857	—	—	—	6,857
Nextrade Co., Ltd.		—	9,700	—	—	—	9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1		—	3,000	11	—	—	3,011
SH 1.5years Maturity Investment Type Security Investment Trust No.2		—	4,600	1	—	—	4,601
Eventus-IBKC LIB Fund		—	7,000	(965)	—	—	6,035
NH-Daishin-Kyobo healthcare 1 Fund		—	4,000	(52)	—	—	3,948
IBKC-Behigh Fund 1 st		—	3,300	(32)	—	—	3,268
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund		—	4,000	(44)	—	—	3,956
ON No.1 Private Equity Fund		—	6,000	(638)	—	—	5,362
Digital New Deal Kappa Private Equity Fund		—	5,000	(54)	—	—	4,946
Others		170,811	50,920	12,090	—	(3,598)	230,223

	~~W~~	2,913,745	(105,125)	121,697	(24,238)	(1,605)	2,904,474

(*1) The Group has stopped recognizing its equity method income or loss due to the carrying amount of ‘0’ resulting from the investees’ cumulative loss.
(*2) For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance Co., Ltd.

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	 ~~W~~ 	30,169	—	920	8,183	—	39,272
Partners 4th Growth Investment Fund		13,542	(13,542)	—	—	—	—
KTB Newlake Global Healthcare PEF		4,309	(3,954)	(355)	—	—	—
Shinhan-Neoplux Energy Newbiz Fund		20,837	—	1,521	—	—	22,358
Shinhan-Albatross tech investment Fund		12,253	(1,500)	4,618	128	—	15,499
KCGI-SingA330-A Private Special Asset Investment Trust		4,232	—	377	—	—	4,609
VOGO Debt Strategy Qualified IV Private		6,085	50	397	—	—	6,532
Shinhan -Midas Dong-A Secondary Fund		4,431	—	(130)	—	—	4,301
ShinHan – Soo Young Entrepreneur Investment Fund No.1		4,414	(864)	1,312	—	—	4,862
Shinhan Praxis K-Growth Global Private Equity Fund		3,691	—	1	—	—	3,692
Kiwoom Milestone Professional Private Real Estate Trust 19 (*1)		3,961	—	(136)	—	(3,825)	—
Shinhan Global Healthcare Fund 1 (*1)		—	—	—	—	—	—
KB NA Hickory Private Special Asset Fund		34,339	(11,436)	1,193	—	—	24,096
Koramco Europe Core Private Placement Real Estate Fund No.2-2		19,236	(919)	482	—	—	18,799
Hermes Private Investment Equity Fund		5,562	(5,562)	—	—	—	—
KDBC-Midas Dong-A Global contents Fund		4,277	—	11	—	—	4,288
Shinhan-Nvestor Liquidity Solution Fund		6,438	(265)	(85)	—	—	6,088
Shinhan AIM FoF Fund 1-A		10,110	(1,653)	1,178	—	—	9,635
IGIS Global Credit Fund 150-1		4,692	(803)	397	—	—	4,286
Partner One Value up I Private Equity Fund		5,144	(5,144)	—	—	—	—
Genesis No.1 Private Equity Fund		59,924	(59,916)	(8)	—	—	—
Korea Omega Project Fund III		3,674	—	22	—	—	3,696
Genesis North America Power Company No.1 PEF		8,118	(4,384)	2,624	—	—	6,358

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	~~W~~	43,244	(10,595)	8,115	—	—	40,764
KOREA FINANCE SECURITY CO., LTD		2,411	—	(169)	1,003	—	3,245
MIEL CO., LTD. (*1)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		44,821	782	769	—	—	46,372
Kiwoom-Shinhan Innovation Fund I		9,441	(1,425)	(162)	—	—	7,854
Midas Asset Global CRE Debt Private Fund No.6		57,029	(8,663)	6,515	—	—	54,881
Samchully Midstream Private Placement Special Asset Fund 5-4		30,624	795	1,744	—	—	33,163
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		24,492	(18,264)	1,026	—	—	7,254
NH-Amundi Global Infrastructure Trust 14		20,975	(3,086)	839	—	—	18,728
Jarvis Memorial Private Investment Trust 1		9,786	(10,642)	856	—	—	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		33,357	(683)	2,591	—	—	35,265
Milestone Private Real Estate Fund 3		19,071	563	(2,019)	—	—	17,615
Nomura-Rifa Private Real Estate Investment Trust 31		7,364	—	(475)	—	—	6,889
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		2,969	(2,675)	2,844	—	—	3,138
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business		3,231	(3,231)	—	—	—	—
FuturePlay-Shinhan Tech Innovation Fund 1		6,916	—	931	—	—	7,847
Stonebridge Corporate 1st Fund		3,622	—	520	—	—	4,142
Vogo Realty Partners Private Real Estate Fund V		10,915	(378)	255	—	—	10,792
Korea Credit Bureau		5,039	(90)	1,789	—	—	6,738
Goduck Gangil1 PFV Co., Ltd.		60	—	120	—	—	180
SBC PFV Co., Ltd.		28,468	3,750	(1,444)	—	—	30,774

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
NH-amundi global infra private fund 16	~~W~~	56,211	(1,299)	(4,260)	—	—	50,652
IMM Global Private Equity Fund		147,384	(147,384)	—	—	—	—
SH BNCT Professional Investment Type Private Special Asset Investment Trust		263,052	(32,093)	13,813	—	—	244,772
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		22,683	(5,882)	1,309	—	—	18,110
Sparklabs-Shinhan Opportunity Fund 1		4,631	(1,137)	420	—	—	3,914
BNW Tech-Innovation Private Equity Fund		5,833	(5,833)	—	—	—	—
IGIS Real-estate Private Investment Trust No.33		14,552	(360)	1,079	—	—	15,271
WWG Global Real Estate Investment Trust no.4		10,331	(10,795)	464	—	—	—
Goduck Gangil10 PFV Co., Ltd.		3,236	—	1,845	—	—	5,081
Fidelis Global Private Real Estate Trust No.2		21,945	—	(9,925)	—	(11,469)	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		48,427	(5,864)	6,056	—	—	48,619
Shinhan Global Healthcare Fund 2 (*1)		—	—	—	—	—	—
Shinhan AIM Real Estate Fund No.2		25,243	—	1,435	—	—	26,678
Shinhan AIM Real Estate Fund No.1		44,642	6,586	645	—	—	51,873
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		32,627	(916)	3,070	—	—	34,781
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		19,296	3	754	—	—	20,053
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		24,598	(7,618)	536	—	—	17,516
Korea Omega-Shinhan Project Fund I		10,022	—	1,608	—	—	11,630
Samsung SRA Real Estate Professional Private 45[FoFs]		21,650	8,487	1,295	—	—	31,432

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
IBK Global New Renewable Energy Special Asset Professional Private2	~~W~~	33,412	(2,303)	1,187	—	—	32,296
VS Cornerstone Fund		3,335	—	(55)	—	—	3,280
Aone Mezzanine Opportunity Professional Private		5,009	(5,072)	63	—	—	—
NH-Amundi US Infrastructure Private Fund2		31,941	(4,395)	2,179	—	—	29,725
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		6,332	(4,360)	341	—	—	2,313
Kakao-Shinhan 1 st TNYT Fund		21,330	—	(1,464)	—	—	19,866
Pacific Private Placement Real Estate Fund No.40		11,622	(748)	750	—	—	11,624
Mastern Private Real Estate Loan Fund No.2		6,387	(3,679)	332	—	—	3,040
LB Scotland Amazon Fulfillment Center Fund 29		29,637	(1,753)	3,044	—	—	30,928
JR AMC Hungary Budapest Office Fund 16		12,457	(773)	1,003	—	—	12,687
EDNCENTRAL Co., Ltd. (*1)		—	—	—	—	—	—
Future-Creation Neoplux Venture Capital Fund		4,251	(889)	(682)	—	—	2,680
Gyeonggi-Neoplux Superman Fund		5,467	—	(411)	—	—	5,056
NewWave 6th Fund		13,540	—	176	—	—	13,716
Neoplux No.3 Private Equity Fund		20,454	(4)	(1,469)	—	—	18,981
PCC Amberstone Private Equity Fund I		18,785	(2,425)	898	—	—	17,258
KIAMCO POWERLOAN TRUST 4th		43,524	(2,306)	3,881	—	—	45,099
Mastern Opportunity Seeking Real Estate Fund II		14,710	(4,029)	2,454	—	—	13,135
AION ELFIS PROFESSIONAL PRIVATE 1		3,566	(3,376)	(190)	—	—	—
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		5,709	(7,843)	2,134	—	—	—
Neoplux Market-Frontier Secondary Fund		13,960	(3,673)	140	—	—	10,427
Harvest Private Equity Fund II		3,139	(26)	(135)	—	—	2,978
Synergy Green New Deal 1st New Technology Business Investment Fund		10,632	(145)	(172)	—	—	10,315

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
KIAMCO Vietnam Solar Special Asset Private Investment Trust	~~W~~	6,727	(220)	329	—	—	6,836
SHINHAN-NEO Core Industrial Technology Fund		9,409	—	4,207	—	—	13,616
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		25,024	(2,542)	874	—	—	23,356
SIMONE Mezzanine Fund No.3		3,017	(1,965)	150	—	—	1,202
Eum Private Equity Fund No.7		9,170	—	(4)	—	—	9,166
Kiwoom Hero No.4 Private Equity Fund		3,517	—	(75)	—	—	3,442
Vogo Canister Professional Trust Private Fund I		46,329	(3,075)	2,617	—	—	45,871
SW-S Fund		7,248	(11,177)	3,929	—	—	—
CL Buyout 1st PEF		12,842	(20,216)	7,374	—	—	—
Timefolio The Venture-V second		4,096	—	1,705	—	—	5,801
Newlake Growth Capital Partners2 PEF		12,496	(12,496)	—	—	—	—
Shinhan Smilegate Global PEF I		3,771	—	30	—	—	3,801
Genesis Eco No.1 PEF		11,418	—	(199)	—	—	11,219
SHINHAN-NEO Market-Frontier 2nd Fund		34,420	4,270	(6,020)	—	—	32,670
NH-Synergy Core Industrial New Technology Fund		6,377	—	62	—	—	6,439
J& Moorim Jade Investment Fund		5,434	(787)	273	—	—	4,920
Helios-KDBC Digital Contents 1st		3,356	(1,457)	357	—	—	2,256
Ulmus SHC innovation investment fund		4,886	—	657	—	—	5,543
Mirae Asset Partners X Private Equity Fund		7,792	(7,792)	—	—	—	—
T Core Industrial Technology 1st Venture PEF		4,529	—	(275)	—	—	4,254
Curious Finale Corporate Recovery Private Equity Fund		3,591	(3,636)	45	—	—	—
Fine Value POST IPO No.5 Private Equity Fund		2,270	—	1,496	—	—	3,766
TI First Property Private Investment Trust 1		3,127	(203)	178	—	—	3,102
MPLUS Professional Private Real Estate Fund 25		4,231	—	(1,873)	—	—	2,358

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
IBKC Global Contents Investment Fund	~~W~~	4,552	—	149	—	—	4,701
Premier Luminous Private Equity Fund		8,966	(12,439)	3,473	—	—	—
Hanyang-Meritz 1 Fund		3,466	(689)	204	—	—	2,981
Kiwoom-Shinhan Innovation Fund 2		11,271	(4,434)	2,328	—	—	9,165
ETRI Holdings-Shinhan 1 st Unicorn Fund		1,895	1,500	(100)	—	—	3,295
Maple Mobility Fund		16,859	(16,859)	—	—	—	—
SJ ESG Innovative Growth Fund		4,197	—	1	—	—	4,198
AVES 1 st Corporate Recovery Private Equity Fund		5,057	—	(289)	—	—	4,768
JS Shinhan Private Equity Fund		4,953	—	(20)	—	—	4,933
NH Kyobo AI Solution Investment Fund		3,288	(4,138)	850	—	—	—
Daishin Newgen New Technology Investment Fund 1st		5,704	—	378	—	—	6,082
META ESG Private Equity Fund I		5,857	—	(86)	—	—	5,771
SWFV FUND-1		9,128	(9,433)	305	—	—	—
PHAROS DK FUND		3,835	(1,413)	40	—	—	2,462
Shinhan VC tomorrow venture fund 1		26,926	18,258	26	—	—	45,210
Highland 2021-8 Fund		4,826	(5,366)	540	—	—	—
H-IOTA Fund		9,623	(239)	140	—	—	9,524
Stonebridge-Shinhan Unicorn Secondary Fund		6,082	2,924	(1,579)	—	—	7,427
Tres-Yujin Trust		10,004	—	355	—	—	10,359
Shinhan-Time mezzanine blind Fund		13,312	—	809	—	—	14,121
Capstone REITs No.26		3,852	(300)	2,198	—	—	5,750
JB Incheon-Bucheon REITS No.54		4,989	—	(11)	—	—	4,978
Hankook Smart Real Asset Investment Trust No.3		6,993	—	675	—	—	7,668
JB Hwaseong-Hadong REITs No.53		4,991	—	(8)	—	—	4,983
KB Oaktree Trust No.3		8,605	(771)	834	—	—	8,668
Daehan No.36 Office Asset Management Company		22,058	—	424	—	—	22,482
Rhinos Premier Mezzanine Private Investment Fund No.1		2,873	—	183	—	—	3,056
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		57,334	3,369	2,066	—	—	62,769

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan JigaeNamsan Road Private Special Asset Investment Trust	~~W~~	40,571	36	827	—	—	41,434
SKS-Yozma Fund No.1		6,599	(4,140)	996	—	—	3,455
IBKC-METIS Global Contents Investment Fund		4,550	(3,921)	(629)	—	—	—
Keistone Unicorn Private Equity Fund		6,249	(6,249)	—	—	—	—
KB Distribution Private Real Estate 3-1		26,651	—	(675)	—	—	25,976
Pacific Private Investment Trust No.49-1		28,641	—	(1,264)	—	—	27,377
KIWOOM Real estate private placement fund for normal investors No. 31		8,558	(518)	518	—	—	8,558
RIFA Real estate private placement fund for normal investoes No. 51		5,726	(340)	345	—	—	5,731
Fivetree general private equity fund No.15		12,281	(489)	780	—	—	12,572
Shinhan-Kunicorn first Fund		9,831	—	(205)	—	—	9,626
Harvest Fund No.3		15,854	(15,854)	—	—	—	—
Shinhan-Quantum Startup Fund		1,119	3,000	(133)	—	—	3,986
Shinhan Simone Fund I		4,796	—	41	—	—	4,837
Korea Investment develop seed Trust No.1		10,242	(901)	191	—	—	9,532
Tiger Green alpha Trust No.29		26,806	(588)	2,355	—	—	28,573
STIC ALT Global II Private Equity Fund		9,859	(218)	(137)	—	—	9,504
NH-Brain EV Fund		11,592	—	(467)	—	—	11,125
DDI LVC Master Real Estate Investment Trust Co., Ltd.		6,405	450	(272)	—	—	6,583
Leverent-Frontier 4th Venture PEF		2,964	—	330	—	—	3,294
Find-Green New Deal 2nd Equity Fund		4,508	—	(43)	—	—	4,465
ShinhanFitrin 1st Technology Business Investment Association		4,437	—	82	—	—	4,519
PARATUS No.3 Private Equity Fund		4,936	(4,936)	—	—	—	—
Golden Route 2nd Startup Venture Specialized Private Equity Fund		3,003	(3,003)	—	—	—	—
Koramco Private Real Estate Fund 143		3,030	3,636	1	—	—	6,667
Korea Investment Top Mezzanine Private Real Esate Trust No.1		9,885	(1,169)	1,300	—	—	10,016

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
LB YoungNam Logistics Private Trust No.40	~~W~~	9,748	(600)	634	—	—	9,782
Shinhan-Cognitive Start-up Fund L.P.		9,953	(5,052)	428	—	—	5,329
IGEN2022 No.1 private Equity Fund		9,045	(9,045)	—	—	—	—
Cornerstone J&M Fund I		3,561	—	(73)	—	—	3,488
Logisvalley Shinhan REIT Co., Ltd.		3,804	—	(206)	—	—	3,598
DA Value-Honest New Technology Investment Fund 1		2,663	(1,145)	2,581	—	—	4,099
KDB Investment Global Healthcare Private Equity Fund I		34,468	(34,468)	—	—	—	—
Shinhan-Ji and Tec Smart Innovation Fund		2,587	7,800	(410)	—	—	9,977
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		1,776	5,400	(208)	—	—	6,968
Korea Investment Green Newdeal Infra Trust No.1		5,714	4,537	6	—	—	10,257
BTS 2nd Private Equity Fund		3,772	2,860	(290)	—	—	6,342
Shinhan Global Active REIT Co.Ltd.		19,222	(69)	(156)	—	—	18,997
NH-J&-IBKC Label Technology Fund		9,866	—	(119)	—	—	9,747
Hanyang Time Mezzanine Fund		3,000	—	12	—	—	3,012
IMM Global Venture Opportunity, LP		3,115	(3,115)	—	—	—	—
Shinhan-isquare Venture PEF 1		497	4,000	(211)	—	—	4,286
Capstone Develop Frontier Trust		6,857	(565)	1,255	—	—	7,547
Nextrade Co., Ltd.		9,700	—	—	—	—	9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1 (*2)		3,011	(3,011)	—	—	—	—
SH 1.5years Maturity Investment Type Security Investment Trust No.2		4,601	—	234	—	—	4,835
Eventus-IBKC LIB Fund		6,035	—	597	—	—	6,632
NH-Daishin-Kyobo healthcare 1 Fund		3,948	(3,948)	—	—	—	—
IBKC-Behigh Fund 1st		3,268	—	(49)	—	—	3,219
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund		3,956	(3,956)	—	—	—	—
ON No.1 Private Equity Fund		5,362	—	(41)	—	—	5,321

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Digital New Deal Kappa Private Equity Fund	~~W~~	4,946	—	(101)	—	—	4,845
IBKCJS New Technology Fund No.1		—	5,000	1,130	—	—	6,130
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		—	10,000	(197)	—	—	9,803
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		—	11,014	999	—	—	12,013
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		—	3,000	171	—	—	3,171
TogetherKorea Private Investment Trust No. 6		—	5,122	148	—	—	5,270
TogetherKorea Private Investment Trust No. 7		—	5,122	148	—	—	5,270
Kiwoom Core Industrial Technology Investment Fund No.3		—	4,000	180	—	—	4,180
Penture K-Content Investment Fund		—	6,000	(378)	—	—	5,622
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		—	7,838	131	—	—	7,969
Hana Alternative Investment Kosmes PCBO General PEF No. 1		—	4,740	367	—	—	5,107
Shinhan-timefolio Bio Development Investment Fund		—	6,000	(73)	—	—	5,927
Shinhan M&A-ESG Fund		—	4,354	(185)	—	—	4,169
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –		—	9,565	1,009	—	—	10,574
KDBC meta-enter New Technology investment fund		—	7,000	(60)	—	—	6,940
Shinhan Time Secondary Blind New Technology Investment Trust		—	4,750	4	—	—	4,754
Shinhan DS Secondary Investment Fund		—	1,815	5,662	—	—	7,477
Shinhan-openwater pre-IPO Investment Trust 1		—	5,000	(27)	—	—	4,973
Shinhan-Eco Venture Fund 2nd		—	3,650	(40)	—	—	3,610
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		—	3,200	(46)	—	—	3,154

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Hantoo Shinhan Lake K-beauty Technology Investment Trust	~~W~~	—	10,000	(31)	—	—	9,969
Shinhan HB Wellness 1st Investment Trust		—	5,000	(8)	—	—	4,992
Korea real Asset Fund No.3		—	9,370	(55)	—	—	9,315
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		—	23,900	(769)	—	—	23,131
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		—	4,000	536	—	—	4,536
Time Robotics New Technology Investment Trust		—	4,000	(34)	—	—	3,966
Ascent-welcome Tehcnology Investment Trust No.2		—	9,000	(229)	—	—	8,771
Igis General PE Real Estate Investment Trust 517-1		—	52,000	(264)	—	—	51,736
Consus Osansegyo No.2		—	8,000	104	—	—	8,104
Mastern General Private Real Estate Investment Trust No.189 (Type 1 Beneficiary Securities)		—	8,500	(678)	—	—	7,822
Shinhan AIM Private Fund of Fund 9-B		—	23,036	982	—	—	24,018
Shinhan General Private Real Estate Investment Trust No.3		—	7,721	117	—	—	7,838
NH Absolute Project L General Private Investment Trust		—	4,488	405	—	—	4,893
Paros Kosdaq Venture General Private Investment Trust No. 5		—	6,000	(6)	—	—	5,994
Happy Pet Life Care New Technology Investment Association No.2		—	3,000	456	—	—	3,456
Shinhan-Soo Secondary Investment Association		—	5,250	(1)	—	—	5,249
Others		225,498	(39,576)	4,942	424	(289)	190,999

	~~W~~	2,904,474	(331,686)	125,088	9,738	(15,583)	2,692,031

(*1) The Group has stopped recognizing its equity method income or loss due to the carrying amount of ‘0’ resulting from the investees’ cumulative loss.
(*2) For the year ended December 31, 2023 it is incorporated into the consolidation target as the Group held control due to increased equity ratio.

(c)	The statement of financial information as of and for the years ended December 31, 2022 and 2023 are as follows:

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	2,528,558	2,327,352	47,631	(11,901)	(80,527)	(92,428)
Partners 4th Growth Investment Fund		54,661	496	14,432	27,663	(18,774)	8,889
KTB Newlake Global Healthcare PEF		21,000	55	3,091	2,996	—	2,996
Shinhan-Neoplux Energy Newbiz Fund		66,792	978	3,371	21,618	—	21,618
Shinhan-Albatross tech investment Fund		24,870	363	1,469	10,429	(383)	10,046
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		17,718	2	14,888	14,888	—	14,888
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,569	6	1,267	1,265	—	1,265
VOGO Debt Strategy Qualified IV Private		30,440	20	3,963	1,691	—	1,691
Shinhan -Midas Dong-A Secondary Fund		8,863	—	3,749	3,011	—	3,011
ShinHan – Soo Young Entrepreneur Investment Fund No.1		18,660	269	1,056	784	—	784
Shinhan Praxis K-Growth Global Private Equity Fund		26,086	4	32,477	31,394	—	31,394
Kiwoom Milestone Professional Private Real Estate Trust 19		46,585	38,663	2,605	(2,584)	—	(2,584)
Shinhan Global Healthcare Fund 1		40	4,558	—	(1,406)	—	(1,406)
KB NA Hickory Private Special Asset Fund		91,617	45	17,394	8,543	—	8,543
Koramco Europe Core Private Placement Real Estate Fund No.2-2		45,492	1,798	7,431	574	—	574
Hermes Private Investment Equity Fund		19,078	7	—	(14,465)	—	(14,465)
KDBC-Midas Dong-A Global contents Fund		18,412	19	7,110	5,689	—	5,689
Shinhan-Nvestor Liquidity Solution Fund		26,085	249	2,297	1,607	—	1,607
Shinhan AIM FoF Fund 1-A		40,471	27	16,497	3,617	—	3,617
IGIS Global Credit Fund 150-1		18,779	14	5,436	2,223	—	2,223

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Partner One Value up I Private Equity Fund	~~W~~	18,496	68	1,281	(9,798)	—	(9,798)
Genesis No.1 Private Equity Fund		262,825	2	19,226	17,898	—	17,898
Korea Omega Project Fund III		15,610	—	—	(2,624)	—	(2,624)
Genesis North America Power Company No.1 PEF		20,898	138	20,864	20,155	—	20,155
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		185,777	444	—	(44,452)	—	(44,452)
MIEL CO., LTD.		422	565	36	(1)	—	(1)
AIP Transportation Specialized Privately Placed Fund Trust #1		125,545	86	7,398	(3,978)	—	(3,978)
E&Healthcare Investment Fund No.6		2,839	—	3,243	(14,623)	—	(14,623)
One Shinhan Global Fund 1		9,575	80	—	(6,263)	—	(6,263)
Kiwoom-Shinhan Innovation Fund I		19,130	249	1,545	(1,581)	—	(1,581)
Midas Asset Global CRE Debt Private Fund No.6		139,200	662	10,515	6,925	—	6,925
Samchully Midstream Private Placement Special Asset Fund 5-4		71,399	47	16,238	(4,512)	—	(4,512)
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		122,479	23	4,534	1,007	—	1,007
NH-Amundi Global Infrastructure Trust 14		69,933	14	14,823	3,201	—	3,201
Jarvis Memorial Private Investment Trust 1		9,887	4	384	380	—	380
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		55,618	20	15,784	379	—	379
Milestone Private Real Estate Fund 3		59,697	212	1,865	(4,045)	—	(4,045)
Nomura-Rifa Private Real Estate Investment Trust 31		95,314	71,795	13,708	108	—	108
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		13,967	6	2,226	(9,585)	—	(9,585)
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business		11,446	6	1,527	1,333	—	1,333
FuturePlay-Shinhan Tech Innovation Fund 1		13,832	—	2	(465)	—	(465)
Stonebridge Corporate 1st Fund		8,211	—	1,575	1,493	—	1,493

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Vogo Realty Partners Private Real Estate Fund V	~~W~~	50,529	83	3,851	3,637	—	3,637
Korea Credit Bureau		144,765	88,766	141,445	(29,498)	—	(29,498)
Goduck Gangil1 PFV Co., Ltd.		212,608	206,893	187,295	21,478	—	21,478
SBC PFV Co., Ltd.		424,242	290,391	—	(4,471)	—	(4,471)
NH-amundi global infra private fund 16		112,489	66	32,982	22,026	—	22,026
IMM Global Private Equity Fund		451,407	4,821	25,234	(48,679)	—	(48,679)
SH BNCT Professional Investment Type Private Special Asset Investment Trust		362,896	66	10,788	(18,077)	—	(18,077)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		43,941	552	25,185	2,665	—	2,665
Sparklabs-Shinhan Opportunity Fund 1		9,356	—	1,951	1,652	—	1,652
BNW Tech-Innovation Private Equity Fund		20,303	763	92	(161)	—	(161)
IGIS Real-estate Private Investment Trust No.33		89,582	53,964	5,202	3,387	—	3,387
WWG Global Real Estate Investment Trust no.4		34,970	11	4,402	1,169	—	1,169
Goduck Gangil10 PFV Co., Ltd.		179,923	163,660	210,961	24,625	—	24,625
Fidelis Global Private Real Estate Trust No.2		30,217	32	—	(821)	—	(821)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		169,704	969	17,932	13,514	—	13,514
Shinhan Global Healthcare Fund 2		32	192	1	(75)	—	(75)
Shinhan AIM Real Estate Fund No.2		84,946	806	10,262	(4,595)	—	(4,595)
Shinhan AIM Real Estate Fund No.1		239,734	27,259	15,006	11,925	—	11,925
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		148,236	75	4,456	2,688	—	2,688
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		66,408	301	655	(4,315)	—	(4,315)
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		34,479	42	4,149	2,310	—	2,310

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Korea Omega-Shinhan Project Fund I	~~W~~	20,043	—	1,776	1,555	—	1,555
ST-Bonanja Food tech		6,775	—	202	(275)	—	(275)
Samsung SRA Real Estate Professional Private 45		93,284	7,161	5,721	(7,106)	—	(7,106)
IBK Global New Renewable Energy Special Asset Professional Private2		115,311	41	8,791	8,504	—	8,504
VS Cornerstone Fund		8,098	—	1	(131)	—	(131)
Aone Mezzanine Opportunity Professional Private		8,006	229	992	729	—	729
NH-Amundi US Infrastructure Private Fund2		123,363	72	32,302	9,571	—	9,571
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		21,202	99	6,709	2,901	—	2,901
Kakao-Shinhan 1st TNYT Fund		44,003	134	14,778	14,054	—	14,054
IMM Special Situation 1-2 PRIVATE EQUITY FUND		13,058	39	6,499	(1,494)	—	(1,494)
Pacific Private Placement Real Estate Fund No.40		145,569	98,572	4,155	3,122	—	3,122
Mastern Private Real Estate Loan Fund No.2		19,200	175	919	759	—	759
LB Scotland Amazon Fulfillment Center Fund 29		42,291	39	2,226	795	—	795
JR AMC Hungary Budapest Office Fund 16		38,247	—	3,493	3,493	—	3,493
EDNCENTRAL Co., Ltd.		114,856	138,293	1,193	(9,338)	—	(9,338)
Future-Creation Neoplux Venture Capital Fund		30,109	3,949	13,584	7,591	—	7,591
Gyeonggi-Neoplux Superman Fund		25,739	623	12,768	(5,587)	—	(5,587)
NewWave 6th Fund		45,981	849	2,167	(3,053)	—	(3,053)
KTC-NP Growth Champ 2011-2 Private Equity Fund		27,070	5,349	463	(5,288)	—	(5,288)
Neoplux No.3 Private Equity Fund		207,723	3,194	10,686	(21,454)	—	(21,454)
PCC Amberstone Private Equity Fund I		89,577	2,892	9,177	(10,097)	—	(10,097)
KIAMCO POWERLOAN TRUST 4th		91,908	24	5,024	1,117	—	1,117
Mastern Opportunity Seeking Real Estate Fund II		73,584	40	13,201	(2,950)	—	(2,950)
AION ELFIS PROFESSIONAL PRIVATE 1		17,833	2	395	(4,280)	—	(4,280)
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		19,257	22	10,655	10,381	—	10,381

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Neoplux Market-Frontier Secondary Fund	~~W~~	71,633	904	29,131	16,720	—	16,720
Harvest Private Equity Fund II		14,387	157	119	(831)	—	(831)
Synergy Green New Deal 1st New Technology Business Investment Fund		37,743	—	4,283	3,883	—	3,883
KAIM Real-estate Private Investment Trust 20		3,089	—	820	820	—	820
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,473	18	5,271	2,438	—	2,438
Daishin New Technology Investment Fund 5th		10,384	15	227	107	—	107
SHINHAN-NEO Core Industrial Technology Fund		19,037	124	136	(486)	—	(486)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		83,453	36	3,580	1,158	—	1,158
SIMONE Mezzanine Fund No.3		10,427	8	120	(129)	—	(129)
Eum Private Equity Fund No.7		43,679	6	7,116	6,587	—	6,587
Kiwoom Hero No.4 Private Equity Fund		16,731	26	399	191	(3,936)	(3,745)
Vogo Canister Professional Trust Private Fund I		127,808	61	22,709	8,743	—	8,743
SW-S Fund		23,919	—	1,978	1,728	—	1,728
CL Buyout 1st PEF		60,144	214	1	(5,704)	—	(5,704)
Timefolio The Venture-V second		19,764	—	—	(2,296)	—	(2,296)
Newlake Growth Capital Partners2 PEF		42,358	592	—	(829)	—	(829)
Shinhan Smilegate Global PEF I		28,792	—	6,610	6,118	—	6,118
Genesis Eco No.1 PEF		39,363	4	657	1,400	—	1,400
SHINHAN-NEO Market-Frontier 2nd Fund		81,123	513	8,166	2,985	—	2,985
NH-Synergy Core Industrial New Technology Fund		17,269	—	—	100	—	100
J& Moorim Jade Investment Fund		21,837	1	1,134	969	—	969
Helios-KDBC Digital Contents 1st		14,518	87	3,529	3,272	—	3,272
Ulmus SHC innovation investment fund		20,326	—	1	(1,275)	—	(1,275)
Mirae Asset Partners X Private Equity Fund		21,850	33	2	(185)	—	(185)

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
T Core Industrial Technology 1st Venture PEF	~~W~~	14,405	12	208	(20)	—	(20)
Curious Finale Corporate Recovery Private Equity Fund		12,986	61	946	522	—	522
TI First Property Private Investment Trust 1		7,817	—	432	432	—	432
MPLUS Professional Private Real Estate Fund 25		12,395	2,242	686	686	—	686
IBKC Global Contents Investment Fund		18,739	78	—	(1,603)	—	(1,603)
Nautic Smart No.6 Private Equity Fund		3,212	91	2,718	2,531	—	2,531
Premier Luminous Private Equity Fund		35,763	63	10,762	10,534	—	10,534
Hanyang-Meritz 1 Fund		15,348	—	41	(74)	—	(74)
KNT 2nd PRIVATE EQUITY FUND		5,182	5	6,186	5,983	—	5,983
Kiwoom-Shinhan Innovation Fund 2		26,475	176	16	(947)	—	(947)
Maple Mobility Fund		83,540	1	40,442	40,066	—	40,066
SJ ESG Innovative Growth Fund		14,689	—	4,319	4,195	—	4,195
AVES 1st Corporate Recovery Private Equity Fund		6,641	3	431	422	—	422
JS Shinhan Private Equity Fund		128,728	1	12	(2,098)	—	(2,098)
NH Kyobo AI Solution Investment Fund		12,601	—	2,182	2,002	—	2,002
Daishin Newgen New Technology Investment Fund 1st		11,298	25	184	38	(8,314)	(8,276)
META ESG Private Equity Fund I		21,380	—	2	(341)	—	(341)
SWFV FUND-1		22,678	—	—	(1,287)	—	(1,287)
PHAROS DK FUND		15,918	32	—	(403)	—	(403)
Shinhan VC tomorrow venture fund 1		68,808	850	2,775	(645)	—	(645)
Highland 2021-8 Fund		14,924	154	—	(228)	—	(228)
H-IOTA Fund		38,933	149	356	(64)	—	(64)
Stonebridge-Shinhan Unicorn Secondary Fund		34,621	—	3	(866)	—	(866)
Tres-Yujin Trust		20,010	3	1,114	1,111	—	1,111
Shinhan-Time mezzanine blind Fund		26,625	—	42	(3,260)	—	(3,260)
Capstone REITs No.26		16,709	9,006	—	(486)	—	(486)
JB Incheon-Bucheon REITS No.54		12,695	5	2	(26)	—	(26)
Hankook Smart Real Asset Investment Trust No.3		21,085	105	1,408	1,368	—	1,368
JB Hwaseong-Hadong REITs No.53		16,090	6	2	(27)	—	(27)
KB Oaktree Trust No.3		25,822	8	3,266	210	—	210

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Daehan No.36 Office Asset Management Company	~~W~~	141,037	96,073	5,231	2,047	—	2,047
Rhinos Premier Mezzanine Private Investment Fund No.1		2,880	7	1,137	1,073	—	1,073
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		192,904	53	11,005	5,638	—	5,638
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		163,349	82	5,679	5,076	—	5,076
SKS-Yozma Fund No.1		22,110	—	2,505	2,196	—	2,196
IBKC-METIS Global Contents Investment Fund		12,513	—	1	1,513	—	1,513
Keistone Unicorn Private Equity Fund		22,318	—	—	(176)	—	(176)
KB Distribution Private Real Estate 3-1		71,093	24	85	14	—	14
Pacific Private Investment Trust No.49-1		36,126	—	—	(23)	—	(23)
KIWOOM Real estate private placement fund for normal investors No. 31		14,278	14	435	260	—	260
RIFA Real estate private placement fund for normal investoes No. 51		14,343	28	218	170	—	170
Fivetree general private equity fund No.15		24,606	33	2,003	1,920	—	1,920
Shinhan-Kunicorn first Fund		25,658	—	10	(442)	—	(442)
Harvest Fund No.3		35,577	89	6,855	6,388	—	6,388
Shinhan Simone Fund I		12,468	—	24	(532)	—	(532)
Korea Investment develop seed Trust No.1		26,334	730	1,806	1,702	—	1,702
Tiger Green alpha Trust No.29		28,200	54	1,431	658	—	658
STIC ALT Global II Private Equity Fund		45,480	130	2	(649)	—	(649)
NH-Brain EV Fund		46,369	—	2	(5,631)	—	(5,631)
DDI LVC Master Real Estate Investment Trust Co., Ltd.		42,665	43	—	(1,466)	—	(1,466)
Find-Green New Deal 2nd Equity Fund		19,969	—	26	(181)	—	(181)
ShinhanFitrin 1st Technology Business Investment Association		27,520	76	1	(2,556)	—	(2,556)
PARATUS No.3 Private Equity Fund		19,372	123	—	(250)	—	(250)

	2022
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Golden Route 2nd Startup Venture Specialized Private Equity Fund	~~W~~	13,272	58	73	14	—	14
Koramco Private Real Estate Fund 143		10,006	6	4	—	—	—
Korea Investment Top Mezzanine Private Real Esate Trust No.1		45,126	649	4,554	4,499	—	4,499
LB YoungNam Logistics Private Trust No.40		39,001	9	191	169	—	169
Shinhan-Cognitive Start-up Fund L.P.		30,744	386	899	384	—	384
IGEN2022 No.1 private Equity Fund		32,483	122	3,166	2,737	—	2,737
Cornerstone J&M Fund I		13,355	2	1	(147)	—	(147)
Logisvalley Shinhan REIT Co., Ltd.		79,248	55,619	1,000	(296)	—	(296)
KDB Investment Global Healthcare Private Equity Fund I		143,070	276	—	(2,206)	—	(2,206)
Korea Investment Green Newdeal Infra Trust No.1		20,438	7	—	(70)	—	(70)
BTS 2 nd Private Equity Fund		15,018	513	1	(625)	—	(625)
Shinhan Global Active REIT Co.Ltd.		192,742	98,372	—	(1,703)	—	(1,703)
NH-J&-IBKC Label Technology Fund		35,481	4	2	(123)	—	(123)
IMM Global Venture Opportunity, LP		8,775	—	—	—	—	—
Capstone Develop Frontier Trust		32,000	—	—	—	—	—
Nextrade Co., Ltd.		141,561	140	—	(2,323)	—	(2,323)
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1		11,196	2	72	49	—	49
SH 1.5years Maturity Investment Type Security Investment Trust No.2		15,865	—	4	4	—	4
Eventus-IBKC LIB Fund		27,617	27	6	(4,409)	—	(4,409)
NH-Daishin-Kyobo healthcare 1 Fund		15,792	—	17	(208)	—	(208)
IBKC-Behigh Fund 1st		10,992	—	1	(108)	—	(108)
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund		16,569	150	1	(181)	—	(181)
ON No.1 Private Equity Fund		18,767	—	—	(2,233)	—	(2,233)
Digital New Deal Kappa Private Equity Fund		16,569	149	1	(180)	—	(180)

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	2,937,652	2,675,629	49,330	(17,674)	54,555	36,881
Shinhan-Neoplux Energy Newbiz Fund		72,503	1,883	10,434	4,802	—	4,802
Shinhan-Albatross tech investment Fund		31,296	295	10,919	9,109	383	9,492
KCGI-SingA330-A Private Special Asset Investment Trust		19,299	1	1,579	1,578	—	1,578
VOGO Debt Strategy Qualified IV Private		32,674	15	4,003	1,987	—	1,987
Shinhan -Midas Dong-A Secondary Fund		8,603	—	—	(259)	—	(259)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		20,511	252	5,702	5,467	—	5,467
Shinhan Praxis K-Growth Global Private Equity Fund		26,097	1	5	2	—	2
Kiwoom Milestone Professional Private Real Estate Trust 19		—	38,867	756	(311)	—	(311)
Shinhan Global Healthcare Fund 1		39	3,507	—	(1)	—	(1)
KB NA Hickory Private Special Asset Fund		64,327	70	4,636	(9,995)	—	(9,995)
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,606	1,899	1,255	(2,601)	—	(2,601)
KDBC-Midas Dong-A Global contents Fund		18,500	62	71	45	—	45
Shinhan-Nvestor Liquidity Solution Fund		24,720	289	173	(342)	—	(342)
Shinhan AIM FoF Fund 1-A		38,571	29	12,279	4,713	—	4,713
IGIS Global Credit Fund 150-1		17,155	12	2,224	1,586	—	1,586
Korea Omega Project Fund III		15,709	—	148	95	—	95
Genesis North America Power Company No.1 PEF		15,989	1,487	2,904	2,523	—	2,523
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		174,702	—	42,498	34,779	—	34,779
KOREA FINANCE SECURITY CO., LTD		36,392	14,629	48,995	(1,136)	—	(1,136)
MIEL CO., LTD.		422	565	36	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		130,174	373	4,237	(38,058)	—	(38,058)
Kiwoom-Shinhan Innovation Fund I		16,081	373	1,531	(325)	—	(325)

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Midas Asset Global CRE Debt Private Fund No.6	~~W~~	138,202	1,352	18,827	15,828	—	15,828
Samchully Midstream Private Placement Special Asset Fund 5-4		77,296	28	15,914	4,186	—	4,186
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		36,283	10	5,351	5,130	—	5,130
NH-Amundi Global Infrastructure Trust 14		62,431	2	10,567	2,796	—	2,796
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		58,814	38	12,899	4,319	—	4,319
Milestone Private Real Estate Fund 3		54,945	—	5,117	(7,989)	—	(7,989)
Nomura-Rifa Private Real Estate Investment Trust 31		93,950	71,946	1,882	(192)	—	(192)
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		14,760	6	17,929	13,371	—	13,371
FuturePlay-Shinhan Tech Innovation Fund 1		15,922	227	2,392	1,861	—	1,861
Stonebridge Corporate 1st Fund		9,390	—	1,262	1,179	—	1,179
Vogo Realty Partners Private Real Estate Fund V		49,968	86	4,879	1,179	—	1,179
Korea Credit Bureau		129,155	54,287	160,189	19,880	—	19,880
Goduck Gangil1 PFV Co., Ltd.		209,615	192,311	340,451	11,493	—	11,493
SBC PFV Co., Ltd.		472,860	309,802	—	(5,733)	—	(5,733)
NH-amundi global infra private fund 16		102,499	1,195	291	(10,397)	—	(10,397)
SH BNCT Professional Investment Type Private Special Asset Investment Trust		337,617	—	32,744	19,052	—	19,052
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		35,359	716	29,833	2,504	—	2,504
Sparklabs-Shinhan Opportunity Fund 1		7,916	9	1,834	848	—	848
IGIS Real-estate Private Investment Trust No.33		91,806	54,428	15,927	2,642	—	2,642
Goduck Gangil10 PFV Co., Ltd.		129,399	103,864	158,905	9,272	—	9,272
Fidelis Global Private Real Estate Trust No.2		745	52	—	(9)	—	(9)

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12	~~W~~	170,567	1,159	1,097	37	—	37
Shinhan Global Healthcare Fund 2		31	183	1	(2)	—	(2)
Shinhan AIM Real Estate Fund No.2		90,066	1,140	19,579	4,783	—	4,783
Shinhan AIM Real Estate Fund No.1		247,193	296	89,979	3,070	—	3,070
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		158,010	55	18,673	13,942	—	13,942
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		69,059	361	2,753	2,583	—	2,583
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		24,554	31	2,926	750	—	750
Korea Omega-Shinhan Project Fund I		23,261	—	3,356	3,216	—	3,216
Samsung SRA Real Estate Professional Private 45		128,943	3,215	13	(44)	—	(44)
IBK Global New Renewable Energy Special Asset Professional Private2		111,460	36	16,458	(9,724)	—	(9,724)
VS Cornerstone Fund		8,094	127	—	(133)	—	(133)
NH-Amundi US Infrastructure Private Fund2		114,783	45	60,166	8,411	—	8,411
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		7,797	85	9,439	1,137	—	1,137
Kakao-Shinhan 1st TNYT Fund		40,992	134	77	(3,012)	—	(3,012)
Pacific Private Placement Real Estate Fund No.40		145,871	98,869	4,152	3,031	—	3,031
Mastern Private Real Estate Loan Fund No.2		9,081	24	1,049	989	—	989
LB Scotland Amazon Fulfillment Center Fund 29		44,187	93	7,071	4,339	—	4,339
JR AMC Hungary Budapest Office Fund 16		40,697	1,742	8,394	3,081	—	3,081

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
EDNCENTRAL Co., Ltd.	~~W~~	120,947	163,105	657	(18,592)	—	(18,592)
Future-Creation Neoplux Venture Capital Fund		20,097	3,601	6,093	(4,198)	—	(4,198)
Gyeonggi-Neoplux Superman Fund		24,409	1,174	2,874	(1,889)	—	(1,889)
NewWave 6th Fund		46,704	984	5,322	585	—	585
Neoplux No.3 Private Equity Fund		195,669	5,877	24,125	(14,695)	—	(14,695)
PCC Amberstone Private Equity Fund I		82,150	2,509	13,537	4,144	—	4,144
KIAMCO POWERLOAN TRUST 4th		95,224	15	8,657	8,193	—	8,193
Mastern Opportunity Seeking Real Estate Fund II		59,113	—	11,061	11,043	—	11,043
Neoplux Market-Frontier Secondary Fund		53,425	597	17,711	708	—	708
Harvest Private Equity Fund II		13,718	217	119	(613)	—	(613)
Synergy Green New Deal 1st New Technology Business Investment Fund		36,618	—	764	(610)	—	(610)
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,693	21	2,644	658	—	658
SHINHAN-NEO Core Industrial Technology Fund		27,494	123	8,970	8,456	—	8,456
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		77,888	34	3,376	2,913	—	2,913
SIMONE Mezzanine Fund No.3		4,179	3	2,625	521	—	521
Eum Private Equity Fund No.7		43,658	6	632	(19)	—	(19)
Kiwoom Hero No.4 Private Equity Fund		16,580	228	356	(356)	—	(356)
Vogo Canister Professional Trust Private Fund I		249,535	124,697	19,630	7,122	—	7,122
Timefolio The Venture-V second		28,125	135	8,764	8,226	—	8,226
Shinhan Smilegate Global PEF I		30,053	3,305	14	(477)	—	(477)
Genesis Eco No.1 PEF		38,676	—	1	(686)	—	(686)
SHINHAN-NEO Market-Frontier 2nd Fund		78,108	1,596	4,660	(14,099)	—	(14,099)
NH-Synergy Core Industrial New Technology Fund		17,437	—	1,813	168	—	168
J& Moorim Jade Investment Fund		19,829	57	1,054	1,097	—	1,097
Helios-KDBC Digital Contents 1st		9,785	85	19	1,535	—	1,535
Ulmus SHC innovation investment fund		23,060	—	2,967	2,734	—	2,734

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
T Core Industrial Technology 1st Venture PEF	~~W~~	13,541	22	216	(874)	—	(874)
Fine Value POST IPO No.5 Private Equity Fund		9,441	26	3,921	3,740	—	3,740
TI First Property Private Investment Trust 1		7,773	17	1,353	445	—	445
MPLUS Professional Private Real Estate Fund 25		11,946	6,286	—	(4,495)	—	(4,495)
IBKC Global Contents Investment Fund		19,634	359	1,127	611	—	611
Hanyang-Meritz 1 Fund		13,202	—	1,093	903	—	903
Kiwoom-Shinhan Innovation Fund 2		21,555	170	5,952	5,431	—	5,431
ETRI Holdings-Shinhan 1st Unicorn Fund		6,590	—	6	(199)	—	(199)
SJ ESG Innovative Growth Fund		14,693	—	127	4	—	4
AVES 1st Corporate Recovery Private Equity Fund		6,331	72	—	(380)	—	(380)
JS Shinhan Private Equity Fund		123,099	—	8	(1,470)	—	(1,470)
Daishin Newgen New Technology Investment Fund 1st		12,044	25	907	747	—	747
META ESG Private Equity Fund I		21,063	—	31	(314)	—	(314)
PHAROS DK FUND		10,179	21	838	165	—	165
Shinhan VC tomorrow venture fund 1		114,834	730	3,462	147	—	147
H-IOTA Fund		38,721	338	966	564	—	564
Stonebridge-Shinhan Unicorn Secondary Fund		28,551	—	3	(6,069)	—	(6,069)
Tres-Yujin Trust		20,820	102	712	710	—	710
Shinhan-Time mezzanine blind Fund		28,243	—	2,237	1,617	—	1,617
Capstone REITs No.26		46,661	35,161	9,371	4,395	—	4,395
JB Incheon-Bucheon REITS No.54		12,667	5	—	(27)	—	(27)
Hankook Smart Real Asset Investment Trust No.3		23,032	26	2,052	2,026	—	2,026
JB Hwaseong-Hadong REITs No.53		16,065	5	1	(27)	—	(27)
KB Oaktree Trust No.3		26,012	8	6,097	2,502	—	2,502
Daehan No.36 Office Asset Management Company		153,846	107,055	6,232	882	—	882
Rhinos Premier Mezzanine Private Investment Fund No.1		10,965	20	98	83	—	83

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2	~~W~~	211,192	59	11,320	6,949	—	6,949
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		166,822	84	8,934	3,328	—	3,328
SKS-Yozma Fund No.1		12,315	740	4,529	3,337	—	3,337
KB Distribution Private Real Estate 3-1		69,558	289	67	42	—	42
Pacific Private Investment Trust No.49-1		40,024	5,491	—	(437)	—	(437)
KIWOOM Real estate private placement fund for normal investors No. 31		14,278	14	—	(16)	—	(16)
RIFA Real estate private placement fund for normal investoes No. 51		14,358	29	1	(16)	—	(16)
Fivetree general private equity fund No.15		25,184	29	817	788	—	788
Shinhan-Kunicorn first Fund		25,126	—	9	(534)	—	(534)
Shinhan-Quantum Startup Fund		8,105	—	40	(270)	—	(270)
Shinhan Simone Fund I		12,582	4	311	107	—	107
Korea Investment develop seed Trust No.1		24,168	338	582	478	—	478
Tiger Green alpha Trust No.29		30,054	51	2,634	2,473	—	2,473
STIC ALT Global II Private Equity Fund		43,848	130	5	(630)	—	(630)
NH-Brain EV Fund		44,499	—	4	(1,868)	—	(1,868)
DDI LVC Master Real Estate Investment Trust Co., Ltd.		43,817	8	—	(1,809)	—	(1,809)
Leverent-Frontier 4th Venture PEF		13,792	—	1,530	1,380	—	1,380
Find-Green New Deal 2nd Equity Fund		19,779	—	2	(190)	—	(190)
ShinhanFitrin 1st Technology Business Investment Association		28,025	73	3,160	2,758	—	2,758
Koramco Private Real Estate Fund 143		22,026	23	11	2	—	2
Korea Investment Top Mezzanine Private Real Esate Trust No.1		45,815	740	5,900	5,849	—	5,849
LB YoungNam Logistics Private Trust No.40		39,139	10	2,561	2,538	—	2,538
Shinhan-Cognitive Start-up Fund L.P.		16,518	254	2,557	2,197	—	2,197
Cornerstone J&M Fund I		13,129	47	3	(274)	—	(274)

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Logisvalley Shinhan REIT Co., Ltd.	~~W~~	78,925	56,307	4,840	(1,017)	—	(1,017)
DA Value-Honest New Technology Investment Fund 1		17,329	—	10,911	10,910	—	10,910
Shinhan-Ji and Tec Smart Innovation Fund		19,954	—	21	(820)	—	(820)
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		14,318	382	6	(416)	—	(416)
Korea Investment Green Newdeal Infra Trust No.1		36,689	21	52	21	—	21
BTS 2nd Private Equity Fund		25,136	742	101	(1,116)	—	(1,116)
Shinhan Global Active REIT Co.Ltd.		191,211	97,944	—	(766)	—	(766)
NH-J&-IBKC Label Technology Fund		35,347	294	13	(428)	—	(428)
Hanyang Time Mezzanine Fund		10,543	—	127	43	—	43
Shinhan-isquare Venture PEF 1		10,741	25	3	(528)	—	(528)
Capstone Develop Frontier Trust		35,305	83	5,942	5,859	—	5,859
Nextrade Co., Ltd.		140,424	19,174	6,626	(8,432)	—	(8,432)
SH 1.5years Maturity Investment Type Security Investment Trust No.2		17,814	1,200	908	798	—	798
Eventus-IBKC LIB Fund		30,326	8	3,215	2,729	—	2,729
IBKC-Behigh Fund 1st		10,829	—	31	(165)	—	(165)
ON No.1 Private Equity Fund		18,625	—	125	(144)	—	(144)
Digital New Deal Kappa Private Equity Fund		19,576	—	1	(408)	—	(408)
IBKCJS New Technology Fund No.1		20,842	—	4,123	3,842	—	3,842
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		47,055	—	3	(945)	—	(945)
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		42,082	35	5,917	3,496	—	3,496
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		4,248	19	247	228	—	228
TogetherKorea Private Investment Trust No. 6		5,273	1	223	218	—	218
TogetherKorea Private Investment Trust No. 7		5,273	1	223	218	—	218

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Kiwoom Core Industrial Technology Investment Fund No.3	~~W~~	12,058	29	592	518	—	518
Penture K-Content Investment Fund		25,938	338	196	(1,721)	—	(1,721)
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		26,684	121	785	438	—	438
Hana Alternative Investment Kosmes PCBO General PEF No. 1		13,806	15	1,007	992	—	992
Shinhan-timefolio Bio Development Investment Fund		12,420	170	23	(150)	—	(150)
Shinhan M&A-ESG Fund		18,154	285	31	(791)	—	(791)
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –		37,231	41	3,710	3,548	—	3,548
KDBC meta-enter New Technology investment fund		24,889	2	—	(215)	—	(215)
Shinhan Time Secondary Blind New Technology Investment Trust		10,009	—	50	9	—	9
Shinhan DS Secondary Investment Fund		18,709	15	14,179	14,156	—	14,156
Shinhan-openwater pre-IPO Investment Trust 1		9,947	—	2	(55)	—	(55)
Shinhan-Eco Venture Fund 2nd		9,067	42	1	(100)	—	(100)
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		7,885	—	65	(115)	—	(115)
Hantoo Shinhan Lake K-beauty Technology Investment Trust		43,417	—	1	(133)	—	(133)
Shinhan HB Wellness 1st Investment Trust		10,285	—	17	(17)	—	(17)
Korea real Asset Fund No.3		32,625	20	170	(193)	—	(193)
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		278,662	205,204	3,943	(650)	—	(650)
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		20,175	444	2,875	2,331	—	2,331
Time Robotics New Technology Investment Trust		13,284	—	—	(114)	—	(114)

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Ascent-welcome Tehcnology Investment Trust No.2	~~W~~	31,722	—	2	(828)	—	(828)
Igis General PE Real Estate Investment Trust 517-1		54,015	289	—	(274)	—	(274)
Consus Osansegyo No.2		16,209	—	24	22	—	22
Mastern General Private Real Estate Investment Trust No.189 (Type 1 Beneficiary Securities)		123,657	99,729	1,285	(2,073)	—	(2,073)
Shinhan AIM Private Fund of Fund 9-B		96,124	51	9,992	3,928	—	3,928
Shinhan General Private Real Estate Investment Trust No.3		38,175	410	591	564	—	564
NH Absolute Project L General Private Investment Trust		18,863	65	7	1,556	—	1,556
Paros Kosdaq Venture General Private Investment Trust No. 5		8,998	3	5	(9)	—	(9)
Happy Pet Life Care New Technology Investment Association No.2		11,868	347	1,868	1,520	—	1,520
Shinhan-Soo Secondary Investment Association		6,764	—	—	(1)	—	(1)

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.

(d)	Reconciliation of the financial information to the carrying amount of its interests in the associates as of December 31, 2022 and 2023 are as follows:

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
BNP Paribas Cardif Life Insurance	~~W~~	201,205	15	30,161	8	—	30,169
Partners 4th Growth Investment Fund		54,165	25	13,542	—	—	13,542
KTB Newlake Global Healthcare PEF		20,945	21	4,309	—	—	4,309
Shinhan-Neoplux Energy Newbiz Fund		65,814	32	20,837	—	—	20,837
Shinhan-Albatross tech investment Fund		24,507	50	12,253	—	—	12,253
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		17,716	24	4,232	—	—	4,232
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,563	20	1,726	—	—	1,726
VOGO Debt Strategy Qualified IV Private		30,420	20	6,085	—	—	6,085
Shinhan -Midas Dong-A Secondary Fund		8,863	50	4,431	—	—	4,431

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
ShinHan – Soo Young Entrepreneur Investment Fund No.1	~~W~~	18,391	24	4,414	—	—	4,414
Shinhan Praxis K-Growth Global Private Equity Fund		26,082	14	3,691	—	—	3,691
Kiwoom Milestone Professional Private Real Estate Trust 19		7,922	50	3,961	—	—	3,961
Shinhan Global Healthcare Fund 1 (*2)		(4,518)	4	(199)	—	199	—
KB NA Hickory Private Special Asset Fund		91,572	38	34,339	—	—	34,339
Koramco Europe Core Private Placement Real Estate Fund No.2-2		43,694	44	19,236	—	—	19,236
Hermes Private Investment Equity Fund		19,071	29	5,562	—	—	5,562
KDBC-Midas Dong-A Global contents Fund		18,393	23	4,277	—	—	4,277
Shinhan-Nvestor Liquidity Solution Fund		25,836	25	6,438	—	—	6,438
Shinhan AIM FoF Fund 1-A		40,444	25	10,110	—	—	10,110
IGIS Global Credit Fund 150-1		18,765	25	4,692	—	—	4,692
Partner One Value up I Private Equity Fund		18,428	28	5,144	—	—	5,144
Genesis No.1 Private Equity Fund		262,823	23	59,924	—	—	59,924
Korea Omega Project Fund III		15,610	24	3,674	—	—	3,674
Genesis North America Power Company No.1 PEF		20,760	39	8,118	—	—	8,118
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		185,333	23	43,244	—	—	43,244
MIEL CO., LTD. (*2)		(143)	29	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		125,459	36	44,821	—	—	44,821
E&Healthcare Investment Fund No.6		2,839	21	597	—	—	597
One Shinhan Global Fund 1		9,495	21	1,948	—	—	1,948
Kiwoom-Shinhan Innovation Fund I		18,881	50	9,441	—	—	9,441
Midas Asset Global CRE Debt Private Fund No.6		138,538	41	57,029	—	—	57,029
Samchully Midstream Private Placement Special Asset Fund 5-4		71,352	43	30,624	—	—	30,624
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		122,456	20	24,492	—	—	24,492
NH-Amundi Global Infrastructure Trust 14		69,919	30	20,975	—	—	20,975
Jarvis Memorial Private Investment Trust 1		9,883	99	9,786	—	—	9,786
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		55,598	60	33,357	—	—	33,357
Milestone Private Real Estate Fund 3		59,485	32	19,071	—	—	19,071

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Nomura-Rifa Private Real Estate Investment Trust 31	~~W~~	23,519	31	7,364	—	—	7,364
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		13,961	21	2,969	—	—	2,969
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business		11,440	28	3,231	—	—	3,231
FuturePlay-Shinhan Tech Innovation Fund 1		13,832	50	6,916	—	—	6,916
Stonebridge Corporate 1 st Fund		8,211	44	3,622	—	—	3,622
Vogo Realty Partners Private Real Estate Fund V		50,446	22	10,915	—	—	10,915
Korea Credit Bureau		55,999	9	5,039	—	—	5,039
Goduck Gangil1 PFV Co., Ltd.		5,715	1	60	—	—	60
SBC PFV Co., Ltd. (*3)		133,851	25	33,463	—	(4,995)	28,468
NH-amundi global infra private fund 16		112,423	50	56,211	—	—	56,211
IMM Global Private Equity Fund		446,586	33	147,384	—	—	147,384
SH BNCT Professional Investment Type Private Special Asset Investment Trust		362,830	73	263,052	—	—	263,052
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		43,389	52	22,683	—	—	22,683
Sparklabs-Shinhan Opportunity Fund 1		9,356	50	4,631	—	—	4,631
BNW Tech-Innovation Private Equity Fund		19,540	30	5,833	—	—	5,833
IGIS Real-estate Private Investment Trust No.33		35,618	41	14,552	—	—	14,552
WWG Global Real Estate Investment Trust no.4		34,959	30	10,331	—	—	10,331
Goduck Gangil10 PFV Co., Ltd.		16,263	20	3,236	—	—	3,236
Fidelis Global Private Real Estate Trust No.2 (*1)		30,185	80	24,055	—	(2,110)	21,945
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		168,735	29	48,427	—	—	48,427
Shinhan Healthcare Fund 2		(160)	14	(22)	—	22	—
Shinhan AIM Real Estate Fund No.2		84,140	30	25,243	—	—	25,243
Shinhan AIM Real Estate Fund No.1		212,475	21	44,642	—	—	44,642
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		148,161	22	32,627	—	—	32,627
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		66,107	29	19,296	—	—	19,296

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2	~~W~~	34,437	71	24,598	—	—	24,598
Korea Omega-Shinhan Project Fund I		20,043	50	10,022	—	—	10,022
ST-Bonanja Food tech		6,775	39	2,631	—	—	2,631
Samsung SRA Real Estate Professional Private 45 (*1)		86,123	25	21,531	—	119	21,650
IBK Global New Renewable Energy Special Asset Professional Private2		115,270	29	33,412	—	—	33,412
VS Cornerstone Fund		8,098	41	3,335	—	—	3,335
Aone Mezzanine Opportunity Professional Private		7,777	64	5,009	—	—	5,009
NH-Amundi US Infrastructure Private Fund2		123,291	26	31,941	—	—	31,941
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		21,103	30	6,332	—	—	6,332
Kakao-Shinhan 1st TNYT Fund		43,869	49	21,330	—	—	21,330
IMM Special Situation 1-2 PRIVATE EQUITY FUND		13,019	20	2,603	—	—	2,603
Pacific Private Placement Real Estate Fund No.40		46,997	25	11,622	—	—	11,622
Mastern Private Real Estate Loan Fund No.2		19,025	34	6,387	—	—	6,387
LB Scotland Amazon Fulfillment Center Fund 29		42,252	70	29,637	—	—	29,637
JR AMC Hungary Budapest Office Fund 16		38,247	33	12,457	—	—	12,457
EDNCENTRAL Co., Ltd. (*2)		(23,437)	13	(3,156)	—	3,156	—
Future-Creation Neoplux Venture Capital Fund		26,160	16	4,251	—	—	4,251
Gyeonggi-Neoplux Superman Fund		25,116	22	5,467	—	—	5,467
NewWave 6th Fund		45,132	30	13,540	—	—	13,540
KTC-NP Growth Champ 2011-2 Private Equity Fund		21,721	6	1,207	—	—	1,207
Neoplux No.3 Private Equity Fund		204,529	10	20,454	—	—	20,454
PCC Amberstone Private Equity Fund I		86,685	22	18,785	—	—	18,785
KIAMCO POWERLOAN TRUST 4th		91,884	47	43,524	—	—	43,524
Mastern Opportunity Seeking Real Estate Fund II		73,544	20	14,710	—	—	14,710
AION ELFIS PROFESSIONAL PRIVATE 1		17,831	20	3,566	—	—	3,566
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		19,235	30	5,709	—	—	5,709
Neoplux Market-Frontier Secondary Fund		70,729	20	13,960	—	—	13,960
Harvest Private Equity Fund II		14,230	22	3,139	—	—	3,139
Synergy Green New Deal 1st New Technology Business Investment Fund		37,743	28	10,632	—	—	10,632

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
KAIM Real-estate Private Investment Trust 20	~~W~~	3,089	38	1,187	—	—	1,187
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,455	50	6,727	—	—	6,727
Daishin New Technology Investment Fund 5th		10,369	23	2,430	—	—	2,430
SHINHAN-NEO Core Industrial Technology Fund		18,913	50	9,409	—	—	9,409
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		83,417	30	25,024	—	—	25,024
SIMONE Mezzanine Fund No.3		10,419	29	3,017	—	—	3,017
Eum Private Equity Fund No.7		43,673	21	9,170	—	—	9,170
Kiwoom Hero No.4 Private Equity Fund		16,705	21	3,517	—	—	3,517
Vogo Canister Professional Trust Private Fund I		127,747	36	46,329	—	—	46,329
SW-S Fund		23,919	30	7,248	—	—	7,248
CL Buyout 1st PEF		59,930	21	12,842	—	—	12,842
Timefolio The Venture-V second		19,764	21	4,096	—	—	4,096
Newlake Growth Capital Partners2 PEF		41,766	30	12,496	—	—	12,496
Shinhan Smilegate Global PEF I (*1)		28,792	14	4,091	—	(320)	3,771
Genesis Eco No.1 PEF		39,359	29	11,418	—	—	11,418
SHINHAN-NEO Market-Frontier 2nd Fund		80,610	43	34,420	—	—	34,420
NH-Synergy Core Industrial New Technology Fund		17,269	37	6,377	—	—	6,377
J& Moorim Jade Investment Fund		21,836	25	5,434	—	—	5,434
Helios-KDBC Digital Contents 1st		14,431	23	3,356	—	—	3,356
Ulmus SHC innovation investment fund		20,326	24	4,886	—	—	4,886
Mirae Asset Partners X Private Equity Fund		21,817	36	7,792	—	—	7,792
T Core Industrial Technology 1st Venture PEF		14,393	31	4,529	—	—	4,529
Curious Finale Corporate Recovery Private Equity Fund		12,925	28	3,591	—	—	3,591
TI First Property Private Investment Trust 1		7,817	40	3,127	—	—	3,127
MPLUS Professional Private Real Estate Fund 25		10,153	42	4,231	—	—	4,231
IBKC Global Contents Investment Fund		18,661	24	4,552	—	—	4,552
Nautic Smart No.6 Private Equity Fund		3,121	38	1,178	—	—	1,178
Premier Luminous Private Equity Fund		35,700	25	8,966	—	—	8,966
Hanyang-Meritz 1 Fund		15,348	23	3,466	—	—	3,466
KNT 2 nd PRIVATE EQUITY FUND (*1)		5,177	22	1,124	—	(174)	950
Kiwoom-Shinhan Innovation Fund 2		26,299	43	11,271	—	—	11,271
Maple Mobility Fund		83,539	20	16,859	—	—	16,859
SJ ESG Innovative Growth Fund		14,689	29	4,197	—	—	4,197

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
AVES 1st Corporate Recovery Private Equity Fund	~~W~~	6,638	76	5,057	—	—	5,057
JS Shinhan Private Equity Fund		128,727	4	4,953	—	—	4,953
NH Kyobo AI Solution Investment Fund		12,601	26	3,288	—	—	3,288
Daishin Newgen New Technology Investment Fund 1st		11,273	51	5,704	—	—	5,704
META ESG Private Equity Fund I		21,380	27	5,857	—	—	5,857
SWFV FUND-1		22,678	40	9,128	—	—	9,128
PHAROS DK FUND		15,886	24	3,835	—	—	3,835
Shinhan VC tomorrow venture fund 1		67,958	40	26,926	—	—	26,926
Highland 2021-8 Fund		14,770	33	4,826	—	—	4,826
H-IOTA Fund		38,784	25	9,623	—	—	9,623
Stonebridge-Shinhan Unicorn Secondary Fund		34,621	18	6,082	—	—	6,082
Tres-Yujin Trust		20,007	50	10,004	—	—	10,004
Shinhan-Time mezzanine blind Fund		26,625	50	13,312	—	—	13,312
Capstone REITs No.26		7,703	50	3,852	—	—	3,852
JB Incheon-Bucheon REITS No.54		12,690	39	4,989	—	—	4,989
Hankook Smart Real Asset Investment Trust No.3		20,980	33	6,993	—	—	6,993
JB Hwaseong-Hadong REITs No.53		16,084	31	4,991	—	—	4,991
KB Oaktree Trust No.3		25,814	33	8,605	—	—	8,605
Daehan No.36 Office Asset Management Company (*1)		44,964	48	21,604	—	454	22,058
Rhinos Premier Mezzanine Private Investment Fund No.1 (*1)		2,873	28	802	—	2,071	2,873
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		192,851	30	57,334	—	—	57,334
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		163,267	25	40,571	—	—	40,571
SKS-Yozma Fund No.1		22,110	30	6,599	—	—	6,599
IBKC-METIS Global Contents Investment Fund		12,513	36	4,550	—	—	4,550
Keistone Unicorn Private Equity Fund		22,318	28	6,249	—	—	6,249
KB Distribution Private Real Estate 3-1		71,069	38	26,651	—	—	26,651
Pacific Private Investment Trust No.49-1		36,126	79	28,641	—	—	28,641
KIWOOM Real estate private placement fund for normal investors No. 31		14,264	60	8,558	—	—	8,558
RIFA Real estate private placement fund for normal investoes No. 51		14,315	40	5,726	—	—	5,726
Fivetree general private equity fund No.15		24,573	50	12,281	—	—	12,281

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan-Kunicorn first Fund	~~W~~	25,658	38	9,831	—	—	9,831
Harvest Fund No.3		35,488	45	15,854	—	—	15,854
Shinhan Simone Fund I		12,468	38	4,796	—	—	4,796
Korea Investment develop seed Trust No.1		25,604	40	10,242	—	—	10,242
Tiger Green alpha Trust No.29		28,146	95	26,806	—	—	26,806
STIC ALT Global II Private Equity Fund		45,350	22	9,859	—	—	9,859
NH-Brain EV Fund		46,369	25	11,592	—	—	11,592
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1)		42,622	15	6,393	—	12	6,405
Find-Green New Deal 2nd Equity Fund		19,969	23	4,508	—	—	4,508
ShinhanFitrin 1st Technology Business Investment Association		27,444	16	4,437	—	—	4,437
PARATUS No.3 Private Equity Fund		19,249	26	4,936	—	—	4,936
Golden Route 2nd Startup Venture Specialized Private Equity Fund		13,214	23	3,003	—	—	3,003
Koramco Private Real Estate Fund 143		10,000	30	3,030	—	—	3,030
Korea Investment Top Mezzanine Private Real Esate Trust No.1		44,477	22	9,885	—	—	9,885
LB YoungNam Logistics Private Trust No.40		38,992	25	9,748	—	—	9,748
Shinhan-Cognitive Start-up Fund L.P. (*1)		30,358	33	9,939	—	14	9,953
IGEN2022 No.1 private Equity Fund		32,361	28	9,045	—	—	9,045
Cornerstone J&M Fund I		13,353	27	3,561	—	—	3,561
Logisvalley Shinhan REIT Co., Ltd. (*1)		23,629	20	4,790	—	(986)	3,804
KDB Investment Global Healthcare Private Equity Fund I		142,794	24	34,468	—	—	34,468
Korea Investment Green Newdeal Infra Trust No.1		20,431	28	5,714	—	—	5,714
BTS 2nd Private Equity Fund		14,505	26	3,772	—	—	3,772
Shinhan Global Active REIT Co.Ltd.		94,370	20	19,222	—	—	19,222
NH-J&-IBKC Label Technology Fund		35,477	28	9,866	—	—	9,866
IMM Global Venture Opportunity, LP		8,775	36	3,115	—	—	3,115
Capstone Develop Frontier Trust		32,000	21	6,857	—	—	6,857
Nextrade Co., Ltd. (*1)		141,421	8	11,314	—	(1,614)	9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1		11,194	27	3,011	—	—	3,011
SH 1.5years Maturity Investment Type Security Investment Trust No.2		15,865	29	4,601	—	—	4,601
Eventus-IBKC LIB Fund		27,590	22	6,035	—	—	6,035

	2022
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
NH-Daishin-Kyobo healthcare 1 Fund	~~W~~	15,792	25	3,948	—	—	3,948
IBKC-Behigh Fund 1st		10,992	30	3,268	—	—	3,268
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund		16,419	24	3,956	—	—	3,956
ON No.1 Private Equity Fund		18,767	29	5,362	—	—	5,362
Digital New Deal Kappa Private Equity Fund		16,420	30	4,946	—	—	4,946
Others		797,590	—	228,801	—	1,422	230,223

	~~W~~	9,416,618	—	2,907,155	8	(2,689)	2,904,474

(*1)	Others represents the adjustments of fair value when acquired.
(*2)
Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.

(*3)	Others are the unrecognized equity method for preferred stocks without voting rights issued by the investee.

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
BNP Paribas Cardif Life Insurance	~~W~~	262,022	15	39,277	(5)	—	39,272
Shinhan-Neoplux Energy Newbiz Fund		70,619	32	22,358	—	—	22,358
Shinhan-Albatross tech investment Fund		31,000	50	15,499	—	—	15,499
KCGI-SingA330-A Private Special Asset Investment Trust		19,297	24	4,609	—	—	4,609
VOGO Debt Strategy Qualified IV Private		32,658	20	6,532	—	—	6,532
Shinhan -Midas Dong-A Secondary Fund		8,602	50	4,301	—	—	4,301
ShinHan – Soo Young Entrepreneur Investment Fund No.1		20,258	24	4,862	—	—	4,862
Shinhan Praxis K-Growth Global Private Equity Fund		26,095	14	3,692	—	—	3,692
Kiwoom Milestone Professional Private Real Estate Trust 19 (*2)		(38,868)	50	(19,434)	—	19,434	—
Shinhan Global Healthcare Fund 1 (*2)		(3,469)	4	(153)	—	153	—
KB NA Hickory Private Special Asset Fund		64,256	38	24,096	—	—	24,096
Koramco Europe Core Private Placement Real Estate Fund No.2-2		42,706	44	18,799	—	—	18,799
KDBC-Midas Dong-A Global contents Fund		18,437	23	4,288	—	—	4,288
Shinhan-Nvestor Liquidity Solution Fund		24,430	25	6,088	—	—	6,088

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan AIM FoF Fund 1-A	~~W~~	38,541	25	9,635	—	—	9,635
IGIS Global Credit Fund 150-1		17,142	25	4,286	—	—	4,286
Korea Omega Project Fund III		15,708	24	3,696	—	—	3,696
Genesis North America Power Company No.1 PEF		14,501	44	6,358	—	—	6,358
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		174,701	23	40,764	—	—	40,764
KOREA FINANCE SECURITY CO., LTD		21,762	15	3,245	—	—	3,245
MIEL CO., LTD. (*2)		(144)	29	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		129,800	36	46,372	—	—	46,372
Kiwoom-Shinhan Innovation Fund I		15,707	50	7,854	—	—	7,854
Midas Asset Global CRE Debt Private Fund No.6		136,849	40	54,881	—	—	54,881
Samchully Midstream Private Placement Special Asset Fund 5-4		77,267	43	33,163	—	—	33,163
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		36,272	20	7,254	—	—	7,254
NH-Amundi Global Infrastructure Trust 14		62,428	30	18,728	—	—	18,728
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		58,775	60	35,265	—	—	35,265
Milestone Private Real Estate Fund 3		54,944	32	17,615	—	—	17,615
Nomura-Rifa Private Real Estate Investment Trust 31		22,003	31	6,889	—	—	6,889
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		14,753	21	3,138	—	—	3,138
FuturePlay-Shinhan Tech Innovation Fund 1		15,694	50	7,847	—	—	7,847
Stonebridge Corporate 1st Fund		9,389	44	4,142	—	—	4,142
Vogo Realty Partners Private Real Estate Fund V		49,881	22	10,792	—	—	10,792
Korea Credit Bureau		74,867	9	6,738	—	—	6,738
Goduck Gangil1 PFV Co., Ltd.		17,303	1	180	—	—	180
SBC PFV Co., Ltd. (*3)		163,057	25	40,764	—	(9,990)	30,774
NH-amundi global infra private fund 16		101,303	50	50,652	—	—	50,652
SH BNCT Professional Investment Type Private Special Asset Investment Trust		337,616	73	244,772	—	—	244,772
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		34,642	52	18,110	—	—	18,110
Sparklabs-Shinhan Opportunity Fund 1		7,906	50	3,914	—	—	3,914

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
IGIS Real-estate Private Investment Trust No.33	~~W~~	37,377	41	15,271	—	—	15,271
Goduck Gangil10 PFV Co., Ltd.		25,534	20	5,081	—	—	5,081
Fidelis Global Private Real Estate Trust No.2		692	80	551	—	—	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		169,407	29	48,619	—	—	48,619
Shinhan Healthcare Fund 2		(153)	14	(21)	—	21	—
Shinhan AIM Real Estate Fund No.2		88,925	30	26,678	—	—	26,678
Shinhan AIM Real Estate Fund No.1		246,896	21	51,873	—	—	51,873
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		157,954	22	34,781	—	—	34,781
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		68,697	29	20,053	—	—	20,053
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		24,522	71	17,516	—	—	17,516
Korea Omega-Shinhan Project Fund I		23,260	50	11,630	—	—	11,630
Samsung SRA Real Estate Professional Private 45		125,727	25	31,432	—	—	31,432
IBK Global New Renewable Energy Special Asset Professional Private2		111,423	29	32,296	—	—	32,296
VS Cornerstone Fund		7,966	41	3,280	—	—	3,280
NH-Amundi US Infrastructure Private Fund2		114,737	26	29,725	—	—	29,725
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		7,711	30	2,313	—	—	2,313
Kakao-Shinhan 1st TNYT Fund		40,857	49	19,866	—	—	19,866
Pacific Private Placement Real Estate Fund No.40		47,001	25	11,624	—	—	11,624
Mastern Private Real Estate Loan Fund No.2		9,056	34	3,040	—	—	3,040
LB Scotland Amazon Fulfillment Center Fund 29		44,093	70	30,928	—	—	30,928
JR AMC Hungary Budapest Office Fund 16		38,954	33	12,687	—	—	12,687
EDNCENTRAL Co., Ltd. (*2)		(42,159)	13	-5,677	—	5,677	—
Future-Creation Neoplux Venture Capital Fund		16,495	16	2,680	—	—	2,680
Gyeonggi-Neoplux Superman Fund		23,234	22	5,056	—	—	5,056
NewWave 6th Fund		45,719	30	13,716	—	—	13,716
Neoplux No.3 Private Equity Fund		189,791	10	18,981	—	—	18,981
PCC Amberstone Private Equity Fund I		79,640	22	17,258	—	—	17,258
KIAMCO POWERLOAN TRUST 4th		95,208	47	45,099	—	—	45,099

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Mastern Opportunity Seeking Real Estate Fund II	~~W~~	59,112	22	13,135	—	—	13,135
Neoplux Market-Frontier Secondary Fund		52,827	20	10,427	—	—	10,427
Harvest Private Equity Fund II		13,500	22	2,978	—	—	2,978
Synergy Green New Deal 1st New Technology Business Investment Fund		36,617	28	10,315	—	—	10,315
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,671	50	6,836	—	—	6,836
SHINHAN-NEO Core Industrial Technology Fund		27,370	50	13,616	—	—	13,616
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		77,853	30	23,356	—	—	23,356
SIMONE Mezzanine Fund No.3		4,175	29	1,202	—	—	1,202
Eum Private Equity Fund No.7		43,651	21	9,166	—	—	9,166
Kiwoom Hero No.4 Private Equity Fund		16,351	21	3,442	—	—	3,442
Vogo Canister Professional Trust Private Fund I		124,837	37	45,871	—	—	45,871
Timefolio The Venture-V second		27,989	21	5,801	—	—	5,801
Shinhan Smilegate Global PEF I		26,747	14	3,801	—	—	3,801
Genesis Eco No.1 PEF		38,675	29	11,219	—	—	11,219
SHINHAN-NEO Market-Frontier 2nd Fund		76,511	43	32,670	—	—	32,670
NH-Synergy Core Industrial New Technology Fund		17,436	37	6,439	—	—	6,439
J& Moorim Jade Investment Fund		19,771	25	4,920	—	—	4,920
Helios-KDBC Digital Contents 1st		9,699	23	2,256	—	—	2,256
Ulmus SHC innovation investment fund		23,059	24	5,543	—	—	5,543
T Core Industrial Technology 1st Venture PEF		13,518	31	4,254	—	—	4,254
Fine Value POST IPO No.5 Private Equity Fund		9,414	40	3,766	—	—	3,766
TI First Property Private Investment Trust 1		7,755	40	3,102	—	—	3,102
MPLUS Professional Private Real Estate Fund 25		5,659	42	2,358	—	—	2,358
IBKC Global Contents Investment Fund		19,274	24	4,701	—	—	4,701
Hanyang-Meritz 1 Fund		13,201	23	2,981	—	—	2,981
Kiwoom-Shinhan Innovation Fund 2		21,384	43	9,165	—	—	9,165
ETRI Holdings-Shinhan 1st Unicorn Fund		6,589	50	3,295	—	—	3,295
SJ ESG Innovative Growth Fund		14,692	29	4,198	—	—	4,198
AVES 1st Corporate Recovery Private Equity Fund		6,258	76	4,768	—	—	4,768
JS Shinhan Private Equity Fund		128,130	4	4,933	—	—	4,933

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Daishin Newgen New Technology Investment Fund 1st	~~W~~	12,018	51	6,082	—	—	6,082
META ESG Private Equity Fund I		21,062	27	5,771	—	—	5,771
PHAROS DK FUND		10,157	24	2,462	—	—	2,462
Shinhan VC tomorrow venture fund 1		114,103	40	45,210	—	—	45,210
H-IOTA Fund		38,382	25	9,524	—	—	9,524
Stonebridge-Shinhan Unicorn Secondary Fund		28,550	26	7,427	—	—	7,427
Tres-Yujin Trust		20,717	50	10,359	—	—	10,359
Shinhan-Time mezzanine blind Fund		28,242	50	14,121	—	—	14,121
Capstone REITs No.26		11,499	50	5,750	—	—	5,750
JB Incheon-Bucheon REITS No.54		12,661	39	4,978	—	—	4,978
Hankook Smart Real Asset Investment Trust No.3		23,005	33	7,668	—	—	7,668
JB Hwaseong-Hadong REITs No.53		16,059	31	4,983	—	—	4,983
KB Oaktree Trust No.3		26,003	33	8,668	—	—	8,668
Daehan No.36 Office Asset Management Company		46,790	48	22,482	—	—	22,482
Rhinos Premier Mezzanine Private Investment Fund No.1		10,944	28	3,056	—	—	3,056
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		211,132	30	62,769	—	—	62,769
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		166,737	25	41,434	—	—	41,434
SKS-Yozma Fund No.1		11,574	30	3,455	—	—	3,455
KB Distribution Private Real Estate 3-1		69,268	38	25,976	—	—	25,976
Pacific Private Investment Trust No.49-1		34,532	79	27,377	—	—	27,377
KIWOOM Real estate private placement fund for normal investors No. 31		14,263	60	8,558	—	—	8,558
RIFA Real estate private placement fund for normal investoes No. 51		14,328	40	5,731	—	—	5,731
Fivetree general private equity fund No.15		25,154	50	12,572	—	—	12,572
Shinhan-Kunicorn first Fund		25,125	38	9,626	—	—	9,626
Shinhan-Quantum Startup Fund		8,104	49	3,986	—	—	3,986
Shinhan Simone Fund I		12,577	38	4,837	—	—	4,837
Korea Investment develop seed Trust No.1		23,829	40	9,532	—	—	9,532
Tiger Green alpha Trust No.29		30,002	95	28,573	—	—	28,573
STIC ALT Global II Private Equity Fund		43,717	22	9,504	—	—	9,504
NH-Brain EV Fund		44,498	25	11,125	—	—	11,125
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1)		43,808	15	6,571	—	12	6,583
Leverent-Frontier 4th Venture PEF		13,791	24	3,294	—	—	3,294
Find-Green New Deal 2nd Equity Fund		19,778	23	4,465	—	—	4,465

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
ShinhanFitrin 1st Technology Business Investment Association	~~W~~	27,951	16	4,519	—	—	4,519
Koramco Private Real Estate Fund 143		22,002	30	6,667	—	—	6,667
Korea Investment Top Mezzanine Private Real Esate Trust No.1		45,074	22	10,016	—	—	10,016
LB YoungNam Logistics Private Trust No.40		39,128	25	9,782	—	—	9,782
Shinhan-Cognitive Start-up Fund L.P.		16,263	33	5,329	—	—	5,329
Cornerstone J&M Fund I		13,081	27	3,488	—	—	3,488
Logisvalley Shinhan REIT Co., Ltd. (*1)		22,617	20	4,584	—	(986)	3,598
DA Value-Honest New Technology Investment Fund 1		17,328	24	4,099	—	—	4,099
Shinhan-Ji and Tec Smart Innovation Fund		19,953	50	9,977	—	—	9,977
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		13,935	50	6,968	—	—	6,968
Korea Investment Green Newdeal Infra Trust No.1		36,667	28	10,257	—	—	10,257
BTS 2nd Private Equity Fund		24,393	26	6,342	—	—	6,342
Shinhan Global Active REIT Co.Ltd.		93,266	20	18,997	—	—	18,997
NH-J&-IBKC Label Technology Fund		35,052	28	9,747	—	—	9,747
Hanyang Time Mezzanine Fund		10,542	29	3,012	—	—	3,012
Shinhan-isquare Venture PEF 1		10,715	40	4,286	—	—	4,286
Capstone Develop Frontier Trust		35,221	21	7,547	—	—	7,547
Nextrade Co., Ltd.		121,249	8	9,700	—	—	9,700
SH 1.5years Maturity Investment Type Security Investment Trust No.2		16,613	29	4,835	—	—	4,835
Eventus-IBKC LIB Fund		30,317	22	6,632	—	—	6,632
IBKC-Behigh Fund 1st		10,828	30	3,219	—	—	3,219
ON No.1 Private Equity Fund		18,624	29	5,321	—	—	5,321
Digital New Deal Kappa Private Equity Fund		19,575	25	4,845	—	—	4,845
IBKCJS New Technology Fund No.1		20,841	29	6,130	—	—	6,130
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		47,054	21	9,803	—	—	9,803
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		42,046	29	12,013	—	—	12,013
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		4,228	75	3,171	—	—	3,171
TogetherKorea Private Investment Trust No. 6		5,271	100	5,270	—	—	5,270
TogetherKorea Private Investment Trust No. 7		5,271	100	5,270	—	—	5,270
Kiwoom Core Industrial Technology Investment Fund No.3		12,028	35	4,180	—	—	4,180
Penture K-Content Investment Fund		25,599	22	5,622	—	—	5,622

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	~~W~~	26,562	30	7,969	—	—	7,969
Hana Alternative Investment Kosmes PCBO General PEF No. 1		13,790	37	5,107	—	—	5,107
Shinhan-timefolio Bio Development Investment Fund		12,249	48	5,927	—	—	5,927
Shinhan M&A-ESG Fund		17,868	23	4,169	—	—	4,169
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –		37,189	28	10,574	—	—	10,574
KDBC meta-enter New Technology investment fund		24,886	28	6,940	—	—	6,940
Shinhan Time Secondary Blind New Technology Investment Trust		10,008	48	4,754	—	—	4,754
Shinhan DS Secondary Investment Fund		18,693	40	7,477	—	—	7,477
Shinhan-openwater pre-IPO Investment Trust 1		9,946	50	4,973	—	—	4,973
Shinhan-Eco Venture Fund 2nd		9,024	40	3,610	—	—	3,610
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		7,884	40	3,154	—	—	3,154
Hantoo Shinhan Lake K-beauty Technology Investment Trust		43,416	23	9,969	—	—	9,969
Shinhan HB Wellness 1st Investment Trust		10,284	49	4,992	—	—	4,992
Korea real Asset Fund No.3		32,604	29	9,315	—	—	9,315
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		73,457	31	23,131	—	—	23,131
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		19,730	23	4,536	—	—	4,536
Time Robotics New Technology Investment Trust		13,283	30	3,966	—	—	3,966
Ascent-welcome Tehcnology Investment Trust No.2		31,721	28	8,771	—	—	8,771
Igis General PE Real Estate Investment Trust 517-1		53,725	96	51,736	—	—	51,736
Consus Osansegyo No.2		16,208	50	8,104	—	—	8,104
Mastern General Private Real Estate Investment Trust No.189 (Type 1 Beneficiary Securities)		23,927	33	7,822	—	—	7,822
Shinhan AIM Private Fund of Fund 9-B		96,072	25	24,018	—	—	24,018
Shinhan General Private Real Estate Investment Trust No.3		37,764	21	7,838	—	—	7,838
NH Absolute Project L General Private Investment Trust		18,797	26	4,893	—	—	4,893

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Paros Kosdaq Venture General Private Investment Trust No. 5	~~W~~	8,994	67	5,994	—	—	5,994
Happy Pet Life Care New Technology Investment Association No.2		11,521	30	3,456	—	—	3,456
Shinhan-Soo Secondary Investment Association		6,764	78	5,249	—	—	5,249
Others		673,313	—	190,851	—	148	190,999

	~~W~~	8,484,787	—	2,677,526	(5)	14,510	2,692,031

(*1)	Others represents the adjustments of fair value when acquired.
(*2)
Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.

(*3)	Others are the unrecognized equity method for preferred stocks without voting rights issued by the investee.

(e)	The unrecognized equity method losses as of and for the years ended December 31, 2022 and 2023 are as follows:

	2022
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
MSTEEL co.Ltd.	~~W~~	(371)	(371)
MIEL CO., LTD.		—	(41)
Shinhan Global Healthcare Fund 1		(61)	(214)
Shinhan Global Healthcare Fund 2		(82)	(96)
EDNCENTRAL Co., Ltd.		(504)	(998)

	~~W~~	(1,018)	(1,720)

	2023
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
MIEL CO., LTD.	~~W~~	—	(41)
Shinhan Global Healthcare Fund 1		61	(153)
Shinhan Global Healthcare Fund 2		75	(21)
EDNCENTRAL Co., Ltd.		(4,679)	(5,677)
Kiwoom Milestone Professional Private Real Estate Trust 19		(19,433)	(19,433)

	~~W~~	(23,976)	(25,325)